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Conseco Series Trust
June 30, 2001

Semi-Annual Report

                                                      Conseco 20 Focus Portfolio
                                                                Equity Portfolio
                                                              Balanced Portfolio
                                                            High Yield Portfolio
                                                          Fixed Income Portfolio
                                                 Government Securities Portfolio
                                                          Money Market Portfolio

CONSECO SERIES TRUST
TABLE OF CONTENTS

JUNE 30, 2001


================================================================================
A Message from the President ...............................................   3
Statements of Assets and Liabilities .......................................   4
Statements of Operations ...................................................   4
Statements of Changes in Net Assets ........................................   6


CONSECO 20 FOCUS PORTFOLIO
   Portfolio Manager's Review ..............................................   8
   Schedule of Investments .................................................   9


EQUITY PORTFOLIO
   Portfolio Manager's Review ..............................................  10
   Schedule of Investments .................................................  11


BALANCED PORTFOLIO
   Portfolio Managers' Review ..............................................  20
   Schedule of Investments .................................................  21


HIGH YIELD PORTFOLIO
   Portfolio Managers' Review ..............................................  32
   Schedule of Investments .................................................  33


FIXED INCOME PORTFOLIO
   Portfolio Manager's Review ..............................................  38
   Schedule of Investments .................................................  39


GOVERNMENT SECURITIES PORTFOLIO
   Portfolio Manager's Review ..............................................  44
   Schedule of Investments .................................................  45


MONEY MARKET PORTFOLIO
   Portfolio Manager's Review ..............................................  48
   Schedule of Investments .................................................  49

Notes to Financial Statements ..............................................  52
Financial Highlights .......................................................  57


  This report is for the information of Conseco Series Trust contract owners.
     It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

CONSECO SERIES TRUST
A MESSAGE FROM THE PRESIDENT

================================================================================

Dear Contract Holder:

     It's been a year of give and take in the U.S. markets - sometimes both happening at the same time. While investors and advisors are waiting on the bear to go back into hibernation, our investment team works tirelessly to find opportunity in the current volatile market.

     I am pleased to share with you the Semi-Annual Report for the Conseco Series Trust portfolios for the six months ended June 30, 2001. I encourage you to read the portfolio managers' reports to gain insight into the direction of the portfolios and their performance during the first six months of this year.

IMPACT OF MARKET VOLATILITY

     There can be no doubt that market conditions have been a drain on most investors and businesses. Nearly every major stock sector slipped during the first quarter and found firmer footing during the second quarter when the markets settled a bit. After a number of years of rapid growth, the performance of the equity markets toward the end of 2000 sent shock waves throughout the economy. And the continual drain into 2001 left many investors with investments valued at fractions of the highs they experienced just months before.

     Thus far in 2001, we have experienced a drop in the growth rate of the economy, a reduction in corporate spending, declining consumer confidence, rising energy costs and an extensive round of job cuts unlike anything we've seen in more than a decade.

FUND PERFORMANCE

   Fortunately, this market lends itself to the strengths of Conseco Capital Management, Inc.'s (CCM) fixed-income investment team. The deterioration of wealth in the U.S. economy, together with an unprecedented series of vigorous interest-rate reductions by the Fed, had a positive impact on the bond market. The Fixed Income Portfolio has been a top-performing portfolio during this period. Because of the heavy weighting in corporate bonds, the portfolio management team was well-positioned to take advantage of the eroding interest-rate market and the declining yields, which boosted bond values. Through year-end, we are looking for stronger returns in the High Yield Portfolio. The trend through the first half of the year has been toward a more normalized positive return after two years of subpar returns in this asset class. The Portfolio will maintain its strategy of investing in a diversified pool of stable income-producing credits. The U.S. economy clearly remains in a slow-to-no-growth mode, and we feel that the pricing in the high-yield market more than compensates investors given the current state of the economy.

   While everyone knew the equity bull couldn't sustain its run forever, nobody realized how quickly and severely the end would come. Demand for products and services fell, and some of the world's leading companies in their respective industries suffered dismal earnings and falling stock prices.

     The Conseco 20 Focus Portfolio, sub-advised by Oak Associates, ltd. ("Oak"), has considerable investments in technology companies. However, by keeping with a buy-and-hold investment strategy, Oak has chosen to maintain its position and continue to invest in the companies that lead the electronic, semiconductor and computer sectors.

     The Equity Portfolio held its own through the first half of the year. Sub-advised by Chicago Equity Partners, LLP ("CEP"), the Portfolio sought a balance between growth and value by looking for stocks with attractive valuations that exhibit positive momentum and solid earnings quality.

     Combining two solid portfolios (Fixed Income and Equity) into one is the Balanced Portfolio, co-managed by CCM's fixed-income team and CEP. The Balanced Portfolio is poised for battle in the unstable market.

DIVERSIFICATION IS THE RULE

     As we all know, it is impossible to predict the future of the markets with any degree of certainty. However, if you diversify your investment portfolio, you can greatly reduce your vulnerability to any single asset class decline. Asset allocation also helps to protect your investment from market gyrations, inflation and interest-rate fluctuations. A downturn in the market represents an opportunity to reevaluate investment risk and rebalance a portfolio.

     The strategy of spreading your assets among stocks, bonds and money market instruments is one of the most important factors in the success of your portfolio. By working closely with your financial advisor, you can design an effective personal asset allocation plan to help meet your long-term goals.

POSITIONED FOR A MARKET UPTURN

     As signs of a potential late 2001 or early 2002 economic recovery continue to emerge, we are focused on positioning both our fixed-income and equity portfolios for what lies ahead. We are confident in our investment team's ability to ride the waves of the market. Over the long haul, we believe our holdings will realize their investment return goals.

     Thank you for your continued support and confidence. We are committed to doing all we can to maintain that trust, and we look forward to helping you meet your future investment needs.

Sincerely,

MAXWELL E. BUBLITZ, CFA

President & Trustee
Conseco Series Trust

President & CEO
Conseco Capital Management, Inc.

Senior Vice President of Investments
Conseco, Inc.

CONSECO SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2001 (unaudited)

====================================================================================================================================
                                                                                                CONSECO
                                                                                               20 FOCUS                 EQUITY
                                                                                               PORTFOLIO               PORTFOLIO
====================================================================================================================================
ASSETS:
  Investments in securities at cost .......................................                 $3,035,452              $240,937,547
------------------------------------------------------------------------------------------------------------------------------------

   Investments in securities at value ......................................                 $3,240,944              $254,175,466
   Interest and dividends receivable.........................................                     1,058                   190,123
   Receivable for securities sold ..........................................                     24,544                43,895,085
   Cash......................................................................                     1,374                       --
   Prepaid assets............................................................                       997                    30,063
------------------------------------------------------------------------------------------------------------------------------------
     Total assets............................................................                 3,268,917               298,290,737
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
   Payable to Conseco, Inc. and subsidiaries.................................                     4,167                   270,440
   Accrued expenses..........................................................                       260                    28,209
   Payable to custodian.....................................................                        --                    117,651
   Payable for securities purchased.........................................                        --                 36,990,857
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities.......................................................                     4,427                37,407,157
------------------------------------------------------------------------------------------------------------------------------------
       Net assets...........................................................                 $3,264,490              $260,883,580
====================================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in capital .........................................................                 $5,355,779              $271,500,027
   Accumulated undistributed net investment income (loss)....................                      (733)                  654,640
   Accumulated undistributed net realized losses on investments..............                (2,296,048)              (24,509,005)
   Net unrealized appreciation (depreciation) on investments.................                   205,492                13,237,918
------------------------------------------------------------------------------------------------------------------------------------
       Net assets...........................................................                 $3,264,490              $260,883,580
====================================================================================================================================
   Shares outstanding (unlimited shares authorized)..........................                   544,259                14,364,119
   Net asset value, redemption price and offering price per share............                $     6.00               $     18.16
====================================================================================================================================




STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (unaudited)
================================================================================



                                                                                                CONSECO
                                                                                               20 FOCUS                 EQUITY
                                                                                               PORTFOLIO               PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest.................................................................                  $  15,436                  $ 76,440
   Dividends.................................................................                     4,339                 1,806,176
-----------------------------------------------------------------------------------------------------------------------------------
     Total investment income.................................................                    19,775                 1,882,616
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees..................................................                    15,596                   880,896
   Distribution fees.........................................................                     1,810                   110,753
   Administration fee........................................................                     2,247                   127,859
   Custody fees..............................................................                       173                    25,301
   Audit fees................................................................                       173                    10,295
   Reports--printing .........................................................                      173                    32,821
     Director fees and expenses..............................................                       173                    23,105
   Insurance.................................................................                       --                      3,400
   Legal.....................................................................                       --                      4,900
   Registration..............................................................                       172                    10,895
   Other.....................................................................                       --                        366
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses..........................................................                    20,517                 1,230,591
-----------------------------------------------------------------------------------------------------------------------------------
Less:  expense reductions and reimbursements (Note 3)........................                        (9)                   (2,615)
     Net expenses ...........................................................                    20,508                 1,227,976
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)............................................                      (733)                  654,640
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on sales of investments.......................                (1,510,735)              (24,576,678)
   Net change in unrealized appreciation or depreciation on investments......                   869,365                 3,428,711
===================================================================================================================================
     Net realized and unrealized gains (losses) on investments...............                  (641,370)              (21,147,967)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations.....................                $ (642,103)             $(20,493,327)
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------

     BALANCED                   HIGH YIELD             FIXED INCOME          GOVERNMENT SECURITIES          MONEY MARKET
     PORTFOLIO                   PORTFOLIO               PORTFOLIO                 PORTFOLIO                  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

  $79,836,078                 $7,122,586               $45,412,934               $28,497,503                $96,339,613
------------------------------------------------------------------------------------------------------------------------------------

   $77,494,552                 $6,963,855               $45,610,441               $28,555,961                $96,339,613
       682,059                    129,083                   734,711                   279,209                    290,740
     1,363,901                    136,325                   805,762                   917,143                        --
       679,802                        --                    544,349                       --                         943
        11,550                        794                     6,527                     3,867                     17,242
------------------------------------------------------------------------------------------------------------------------------------
    80,231,864                  7,230,057                47,701,790                29,756,180                 96,648,538
------------------------------------------------------------------------------------------------------------------------------------

        82,948                      5,747                    40,897                    22,400                     20,151
         5,122                        174                     2,517                     1,128                      6,005
           --                   1,013,744                       --                     19,675                        --
     1,609,520                    445,407                 1,364,276                 1,324,696                        --
------------------------------------------------------------------------------------------------------------------------------------
     1,697,590                  1,465,072                 1,407,690                 1,367,899                     26,156
------------------------------------------------------------------------------------------------------------------------------------
   $78,534,274                 $5,764,985               $46,294,100               $28,388,281                $96,622,382
====================================================================================================================================

   $84,056,141                 $5,932,242               $46,266,893               $28,756,837                $96,622,382
        10,129                      3,441                    15,656                     7,024                        --
    (3,190,470)                   (11,967)                 (185,956)                 (434,038)                       --
    (2,341,526)                  (158,731)                  197,507                    58,458                        --
------------------------------------------------------------------------------------------------------------------------------------
   $78,534,274                 $5,764,985               $46,294,100               $28,388,281                $96,622,382
====================================================================================================================================
     6,115,261                    584,284                 4,698,005                 2,462,495                 96,622,382
     $   12.84                   $   9.87                 $    9.85                 $   11.53                  $    1.00
====================================================================================================================================


====================================================================================================================================

     BALANCED                   HIGH YIELD             FIXED INCOME          GOVERNMENT SECURITIES          MONEY MARKET
     PORTFOLIO                   PORTFOLIO               PORTFOLIO                 PORTFOLIO                  PORTFOLIO
====================================================================================================================================

   $ 1,345,576                   $293,497                $1,477,813                  $614,200                 $2,578,777
       268,520                        --                     20,745                     3,200                        --
------------------------------------------------------------------------------------------------------------------------------------
     1,614,096                    293,497                 1,498,558                   617,400                  2,578,777
------------------------------------------------------------------------------------------------------------------------------------
       251,911                     17,345                   105,103                    53,027                    243,042
        33,144                      2,044                    18,212                     9,967                        --
        39,529                      2,579                    21,489                    10,888                     48,577
         5,307                        176                     2,562                     1,098                      6,222
         2,379                        176                     1,098                       549                      2,745
         7,320                        177                     3,660                     1,647                      9,537
         4,758                        176                     2,379                     1,098                      5,673
           732                        --                        366                       183                        915
         1,098                        --                        549                       183                      1,281
         2,379                        --                      1,323                       549                      2,745
           366                        --                        183                        77                        183
------------------------------------------------------------------------------------------------------------------------------------
       348,923                     22,673                   156,924                    79,266                    320,920
------------------------------------------------------------------------------------------------------------------------------------
          (255)                       --                        (22)                      --                    (121,521)
       348,668                     22,673                   156,902                    79,266                    199,399
------------------------------------------------------------------------------------------------------------------------------------
     1,265,428                    270,824                 1,341,656                   538,134                  2,379,378
------------------------------------------------------------------------------------------------------------------------------------

    (3,190,469)                   (11,967)                  703,187                   201,912                         --
      (529,056)                  (164,855)                   50,549                  (360,146)                        --
====================================================================================================================================
    (3,719,525)                  (176,822)                  753,736                  (158,234)                        --
------------------------------------------------------------------------------------------------------------------------------------
   $(2,454,097)                  $ 94,002                $2,095,392                  $379,900                 $2,379,378
====================================================================================================================================

CONSECO SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE SIX MONTH ENDED JUNE 30, 2001 (UNAUDITED) AND
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                 CONSECO
                                                                                20 FOCUS                          EQUITY
                                                                                PORTFOLIO                        PORTFOLIO
                                                                    ----------------------------------------------------------------
                                                                           2001         2000(a)             2001           2000
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss).............................         $      (733)   $     6,648       $    654,640   $    (67,672)
   Net realized gains (losses) on sale of investments.......          (1,510,735)      (785,313)       (24,576,678)    54,572,799
   Net change in unrealized appreciation or depreciation
     on investments.........................................             869,365       (663,873)         3,428,711    (46,957,586)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from operations..............            (642,103)    (1,442,538)       (20,493,327)     7,547,541
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income.....                 --          (6,648)               --             --
   Distributions to shareholders of net capital gains.......                 --             --                 --     (56,929,129)
   Distributions to shareholders in excess of
     net investment income..................................                 --             --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net decrease from dividends and distributions.......                  --          (6,648)               --     (56,929,129)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold..............................................           7,214,685      8,333,770          2,651,823     26,341,880
   Reinvested dividends and distributions...................                 --           6,648                --      56,929,129
   Shares redeemed..........................................          (6,989,038)    (3,210,286)       (30,475,861)   (25,125,966)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital share transactions           225,647      5,130,132        (27,824,038)    58,145,043
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets..............            (416,456)     3,680,946        (48,317,365)     8,763,455
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period......................................           3,680,946            --         309,200,945    300,437,490
------------------------------------------------------------------------------------------------------------------------------------
   End of period............................................         $ 3,264,490    $ 3,680,946       $260,883,580   $309,200,945
====================================================================================================================================

SHARE DATA
   Shares sold..............................................             945,460        698,183           (995,979)       994,122
   Reinvested dividends and distributions...................                 --             784                --       2,924,627
   Shares redeemed..........................................            (835,201)      (264,967)          (549,833)      (971,680)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)..............................             110,259        434,000         (1,545,812)     2,947,069
------------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding
       Beginning of period..................................             434,000            --          15,909,931     12,962,862
------------------------------------------------------------------------------------------------------------------------------------
       End of period........................................             544,259        434,000         14,364,119     15,909,931
====================================================================================================================================

(a) For the period May 4, 2000 (commencement of operations) through December 31, 2000.

(b) For the period June 13, 2000 (commencement of operations) through December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================


         BALANCED               HIGH YIELD                FIXED INCOME         GOVERNMENT SECURITIES           MONEY MARKET
         PORTFOLIO               PORTFOLIO                  PORTFOLIO                PORTFOLIO                   PORTFOLIO
------------------------  ----------------------    ------------------------  ------------------------   --------------------------
    2001         2000        2001       2000(B)         2001         2000        2001         2000           2001          2000
====================================================================================================================================



$ 1,265,428  $ 1,780,318  $  270,824  $   62,647    $ 1,341,656  $ 2,200,580  $   538,134  $   833,701   $  2,379,378 $   4,625,463
 (3,190,469)   9,097,136     (11,967)         75        703,187     (242,900)     201,912     (150,309)            --        (6,524)

   (529,056)  (8,195,470)   (164,855)      6,124         50,549    1,181,317     (360,146)     947,615             --           --
------------------------------------------------------------------------------------------------------------------------------------
 (2,454,097)   2,681,984      94,002      68,846      2,095,392    3,138,997      379,900    1,631,007      2,379,378     4,618,939
------------------------------------------------------------------------------------------------------------------------------------

 (1,255,299)  (1,811,655)   (267,383)    (62,647)    (1,326,000)  (2,208,609)    (531,110)    (833,703)    (2,379,378)   (4,618,939)
        --    (9,083,198)        --          (75)           --           --           --           --             --            --

        --           --          --          --             --       (13,937)         --        (8,961)           --            --
------------------------------------------------------------------------------------------------------------------------------------
 (1,255,299) (10,894,853)   (267,383)    (62,722)    (1,326,000)  (2,222,546)    (531,110)    (842,664)    (2,379,378)   (4,618,939)
------------------------------------------------------------------------------------------------------------------------------------

  7,350,907   24,139,380   3,266,296   4,724,670     13,616,842   13,191,408   11,112,615   11,154,331    126,948,311   437,732,614
  1,255,299   10,894,853     267,383      62,722      1,326,000    2,222,546      531,110      842,664      2,399,323     4,618,939
 (1,717,768)  (3,407,240) (1,635,612)   (753,217)    (6,850,866)  (7,796,645)  (1,937,636)  (7,056,159)  (129,341,691) (431,427,567)
------------------------------------------------------------------------------------------------------------------------------------
  6,888,438   31,626,993   1,898,067   4,034,175      8,091,976    7,617,309    9,706,089    4,940,836          5,943    10,923,986
------------------------------------------------------------------------------------------------------------------------------------
  3,179,042   23,414,124   1,724,686   4,040,299      8,861,368    8,533,760    9,554,879    5,729,179          5,943    10,923,986
------------------------------------------------------------------------------------------------------------------------------------

 75,355,232   51,941,108   4,040,299         --      37,432,732   28,898,972   18,833,402   13,104,223     96,616,439    85,692,453
------------------------------------------------------------------------------------------------------------------------------------
$78,534,274  $75,355,232  $5,764,985  $4,040,299    $46,294,100  $37,432,732  $28,388,281  $18,833,402   $ 96,622,382  $ 96,616,439
====================================================================================================================================


    599,476    1,474,194     330,403     469,778      1,437,943    1,398,772      973,822      995,204    126,948,311   437,732,614
     46,274      790,011      14,919       6,238         69,032      236,073       24,098       75,643      2,399,323     4,618,939
   (132,383)    (207,964)   (162,168)    (74,886)      (697,181)    (825,724)    (167,584)    (634,216)  (129,341,691) (431,427,567)
------------------------------------------------------------------------------------------------------------------------------------
    513,367    2,056,241     183,154     401,130        809,794      809,103      830,336      436,631          5,943    10,923,986
------------------------------------------------------------------------------------------------------------------------------------

  5,601,894    3,545,653     401,130         --       3,888,211    3,079,108    1,632,159    1,195,528     96,616,439    85,692,453
------------------------------------------------------------------------------------------------------------------------------------
  6,115,261    5,601,894     584,284     401,130      4,698,005    3,888,211    2,462,495    1,632,159     96,622,382    96,616,439
====================================================================================================================================

CONSECO SERIES TRUST
CONSECO 20 FOCUS PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

     While a weak economic environment has spread around most of the world, the stock market has acted well since early April. The NASDAQ has risen by 31.9% off its low on April 4. Historically, the stock market has led economic recovery, and as every week goes by we have more conviction that the lows in the market have been seen; however, the rise will probably be of a saw-tooth nature from here forward.

     Companies within technology continue to have poor visibility, which means they did not have much in the way of orders, and no one has much in the way of earnings expectations. These companies have taken this opportunity to announce large layoffs and make large write-offs, particularly for excess inventories.

     It has also gotten to the point where there is no penalty for a disappointing or poor earnings report. Everyone expects it, so the stock does not react negatively and, in many cases, even rises. It is rather ironic that the stock market has shown strength since the beginning of the second quarter in the face of bad news. Although earnings for the second quarter will be dismal, what will be more important is what management says in conference calls following the release of their earnings. If management, in general, continues to say that it sees weak visibility and nothing to be excited about, the market is likely to remain lackluster. If, however, management indicates some strengthening of orders, this could be a significant catalyst for a good market rally in the third quarter. We are optimistic that companies will start to see better prospects. We just don't know whether it will be this quarter or next or further out. Our guess is we will start to see some improving predictions in the coming months.

     Within the healthcare industry, the stocks remained stable to down slightly due to increasing concerns of pipeline viability and patent expirations. The long-term horizon for these companies remains intact with the aging U.S. population trend playing in their favor.

     Financials bounced from depressed levels as investors began to look toward a healthier capital markets environment. We are currently in a low-inflation, falling-interest-rate environment, which is good for financial assets. There has been and will be a tremendous amount of wealth created, particularly in the US. This wealth must be managed, benefiting the companies within the Portfolio.

     Although this correction has been very painful on the down slope, we believe the Portfolio is in the right spots for the rally. We will continue to evaluate the situation to make sure that we are in the sectors which we think will do the best on a relative basis as the rally continues--which we expect it will do.



Oak Associates, ltd.

CONSECO SERIES TRUST

CONSECO 20 FOCUS PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (98.9%)

BUSINESS SERVICES (9.7%)
   3,000   Brocade Communications Systems, Inc. (a) ...............   $  131,970
   3,500   CacheFlow, Inc. (a) ....................................       17,255
   2,500   VERITAS Software Corp. (a) .............................      166,325
                                                                      ----------
                                                                         315,550
                                                                      ----------
CHEMICALS AND ALLIED PRODUCTS (11.0%)
   1,800   Eli Lilly & Co. ........................................      133,200
   1,700   Merck & Co., Inc. ......................................      108,647
   2,900   Pfizer, Inc. ...........................................      116,145
                                                                      ----------
                                                                         357,992
                                                                      ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.3%)
   3,700   Foundry Networks, Inc. (a) .............................       73,926
                                                                      ----------
DEPOSITORY INSTITUTIONS (3.7%)
   2,300   Citigroup, Inc. ........................................      121,532
                                                                      ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (17.7%)
   9,500   Atmel Corp. (a) ........................................      128,155
   5,800   Avanex Corp. (a) .......................................       56,260
   2,700   Linear Technology Corp. ................................      119,394
   3,400   Maxim Integrated Products, Inc. (a) ....................      150,314
   3,000   Xilinx, Inc. (a) .......................................      123,720
                                                                      ----------
                                                                         577,843
                                                                      ----------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (20.2%)
   2,600   Applied Materials, Inc. (a) ............................      127,660
   8,900   Cisco Systems, Inc. (a) ................................      161,980
   5,300   EMC Corp. (a) ..........................................      153,965
   4,100   Extreme Networks, Inc. (a) .............................      120,950
   3,100   Juniper Networks, Inc. (a) .............................       96,410
                                                                      ----------
                                                                         660,965
                                                                      ----------
INSURANCE CARRIERS (4.0%)
   1,500   American International Group, Inc. .....................      129,000
                                                                      ----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (5.6%)
   4,000   Medtronic, Inc. ........................................      184,040
                                                                      ----------
SECURITY AND COMMODITY BROKERS (5.3%)
   2,700   Morgan Stanley Dean Witter & Co. .......................      173,421
                                                                      ----------
SEMICONDUCTORS, RELATED DEVICES (7.0%)
   4,200   PMC-Sierra, Inc. (a) ...................................      130,494
   4,700   Vitesse Semiconductor Corp. (a) ........................       98,888
                                                                      ----------
                                                                         229,382
                                                                      ----------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.6%)
   6,950   Corning, Inc. ..........................................      116,135
                                                                      ----------
TELECOMMUNICATIONS EQUIPMENT, FIBER OPTICS (3.7%)
   9,700   JDS Uniphase Corp. (a) .................................      121,250
                                                                      ----------
TELEPHONE AND TELEGRAPH APPARATUS (3.1%)
   2,700   CIENA Corp. (a) ........................................      102,600
                                                                      ----------
WHOLESALE TRADE-DURABLE GOODS (2.0%)
   6,900   Sycamore Networks, Inc. (a) ............................       64,308
                                                                      ----------
           TOTAL COMMON STOCKS (COST $3,022,452) ..................    3,227,944
                                                                      ----------
SHORT-TERM INVESTMENTS (0.4%)
  13,000   AIM Liquid Asset Portfolio .............................       13,000
                                                                      ----------
           TOTAL SHORT-TERM INVESTMENTS (COST $13,000) ............       13,000
                                                                      ----------
TOTAL INVESTMENTS (COST $3,035,452) (99.3%) .......................    3,240,944
                                                                      ----------
Other assets, less liabilities (0.7%) .............................       23,546
                                                                      ----------
TOTAL NET ASSETS (100.0%) .........................................   $3,264,490
                                                                      ----------
-------------------------------------------------------------------
(a)  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
EQUITY PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

     The first half of 2001 was a tale of two markets. During the first quarter virtually every major stock sector lost ground; during the second quarter nearly every sector resurged. The rebound on Wall Street mirrored a shift in public sentiment about the U.S. economy. Continued slow economic growth prompted the Federal Reserve Board to lower rates 125 basis points in three steps during the second quarter, taking the cumulative 2001 easing to 275 basis points.

     Although the Fed lowered rates, the U.S. equity markets weakened as the earnings preannouncement season brought numerous reminders that weak economic conditions take their toll on corporate earnings. By the midpoint of the year, the wave of negative earnings warnings had done most of the damage, leaving investors with negative returns and lack of visibility in the markets.

     The markets played havoc with all investment styles, wavering between characteristics they found attractive, such as growth or value. Our core approach, which combines growth and value, participated in value run-up during the past six months though we also felt the downside with growth stocks.

     Within the framework of our disciplined process, we select securities that display what we think are attractive valuations, while exhibiting positive momentum and solid earnings quality. This balanced approach does not mean that we are immune to the market volatility and its impact on returns. We have increased the number of stocks during the past six months to address market volatility.

     Our goal is to add value through security selection in the mid-cap segment of the market while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

     The U.S. economy still shows signs of slowing; This situation wreaked havoc on the markets during the second half of 2000. Profit concerns have been at the root of most issues related to stocks. The Fed has addressed the slowdown with its 275-basis-point decrease in rates thus far in 2001, and companies are addressing the earnings story through head-count reductions. Most pundits predict that by the fourth quarter, the economy and corporate profits will turn positive as the combination of the aforementioned will start to produce a stronger economy and stable earnings. As a leading indicator, the stock market should benefit before we see the economy turn.

     We thank you for choosing the Conseco Series Trust Equity Portfolio and for giving us the opportunity to serve your investment needs.



Chicago Equity Partners, LLP

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
 SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (97.4%)

AMUSEMENT AND RECREATION SERVICES (1.0%)
  87,800   Park Place Entertainment Corp. (a) .....................   $1,062,380
  42,100   Westwood One, Inc. (a) .................................    1,551,385
                                                                      ----------
                                                                       2,613,765
                                                                      ----------
APPAREL AND ACCESSORY STORES (0.5%)
  17,200   Abercrombie & Fitch Co. (a) ............................      765,744
  13,100   American Eagle Outfitters, Inc. (a) ....................      461,644
                                                                      ----------
                                                                       1,227,388
                                                                      ----------
APPAREL AND OTHER FINISHED PRODUCTS MADE FROM FABRICS
AND SIMILAR MATERIALS (0.8%)
   5,700   Columbia Sportswear Co. (a) ............................      290,643
  20,300   Jones Apparel Group, Inc. (a) ..........................      876,960
  16,100   Liz Claiborne, Inc. ....................................      812,245
                                                                      ----------
                                                                       1,979,848
                                                                      ----------
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (0.5%)
  64,000   AutoNation, Inc. (a) ...................................      742,400
  13,500   AutoZone, Inc. (a) .....................................      506,250
                                                                      ----------
                                                                       1,248,650
                                                                      ----------
BUILDING CONSTRUCTION GENERAL CONTRACTORS AND OPERATIVE BUILDERS (0.2%)
  27,300   D.R. Horton, Inc. ......................................      619,710
                                                                      ----------
BUSINESS SERVICES (9.4%)
  34,900   Adobe Systems Inc. .....................................    1,640,300
   5,800   Affiliated Computer Services, Inc. (a) .................      417,078
  14,300   Autodesk, Inc. .........................................      533,390
  10,100   THE BISYS Group, Inc. (a) ..............................      595,900
  38,700   BMC Software, Inc. (a) .................................      872,298
  21,600   Brocade Communications Systems, Inc. (a) ...............      950,184
  59,200   Cabletron Systems, Inc. (a) ............................    1,352,720
  46,200   Cadence Design Systems, Inc. (a) .......................      860,706
  33,500   Cendant Corp. (a) ......................................      653,250
  24,700   Citrix Systems, Inc. (a) ...............................      862,030
  38,500   Compuware Corp. (a) ....................................      538,615
  25,800   Concord EFS, Inc. (a) ..................................    1,341,858
  22,300   Convergys Corp. (a) ....................................      674,575
   9,500   CSG Systems International, Inc. (a) ....................      539,220
  10,800   DST Systems, Inc. (a) ..................................      569,160
  12,000   Electronic Arts, Inc. (a) ..............................      694,800
  12,400   Electronics for Imaging, Inc. (a) ......................      365,800
  20,500   Fiserv, Inc. (a) .......................................    1,311,590
  12,400   HomeStore.com, Inc. (a) ................................      433,504
  29,800   Intuit, Inc. (a) .......................................    1,191,702
  14,800   Jack Henry & Associates, Inc. ..........................      458,800


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
  21,600   Liberate Technologies, Inc. (a) ........................   $  236,520
   8,100   Mercury Interactive Corp. (a) ..........................      485,190
  15,200   NCR Corp. (a) ..........................................      714,400
  27,400   PeopleSoft, Inc. (a) ...................................    1,348,902
  14,300   Peregrin Systems, Inc. (a) .............................      414,700
  17,400   Robert Half International, Inc. (a) ....................      433,086
   5,068   Roxio, Inc (a) .........................................       65,884
  10,850   RSA Security Inc. (a) ..................................      335,807
  36,000   SunGard Data Systems, Inc. (a) .........................    1,080,360
  24,200   Sybase, Inc. (a) .......................................      398,090
  11,900   Synopsys, Inc. (a) .....................................      575,841
  11,200   TMP Worldwide, Inc. (a) ................................      672,000
  58,600   Unisys Corp. (a) .......................................      862,006
                                                                      ----------
                                                                      24,480,266
                                                                      ----------
CHEMICALS AND ALLIED PRODUCTS (7.8%)
  30,600   Air Products and Chemicals, Inc. .......................    1,399,950
   7,500   Andrx Group (a) ........................................      577,500
  32,200   Avon Products, Inc. ....................................    1,490,216
  22,000   Cabot Corp. ............................................      792,440
   9,900   Chiron Corp. (a) .......................................      504,900
  15,300   The Estee Lauder Companies, Inc.--Class A ..............      659,430
  19,160   Forest Laboratories, Inc. (a) ..........................    1,360,360
  36,360   Genzyme Corp. (a) ......................................    2,217,960
  18,100   IDEC Pharmaceuticals Corp. (a) .........................    1,225,189
  16,600   International Flavors & Fragrances Inc. ................      417,158
  15,630   Invitrogen Corp. (a) ...................................    1,122,234
  39,400   IVAX Corp. (a) .........................................    1,536,600
  32,000   King Pharmaceuticals, Inc. (a) .........................    1,720,000
  32,100   Mylan Laboratories Inc. ................................      902,973
  24,400   PPG Industries, Inc. ...................................    1,282,708
  24,500   Praxair, Inc. ..........................................    1,151,500
  18,100   Sigma-Aldrich Corp. ....................................      699,022
  18,800   Watson Pharmaceuticals, Inc. (a) .......................    1,158,832
                                                                      ----------
                                                                      20,218,972
                                                                      ----------
COAL MINING (0.3%)
  36,400   Massey Energy Co. ......................................      719,264
                                                                      ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (2.0%)
  44,000   Broadwing Inc. (a) .....................................    1,075,800
  28,600   Charter Communications, Inc. (a) .......................      667,810
   8,500   Foundry Networks, Inc. (a) .............................      169,830
  13,020   Telephone and Data Systems, Inc. .......................    1,415,925
  25,300   Univision Communications, Inc. (a) .....................    1,082,334
  28,900   USA Networks, Inc. (a) .................................      809,200
                                                                      ----------
                                                                       5,220,899
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (6.8%)
  64,000   Associated Banc-Corp ...................................   $2,303,360
  20,800   Dime Bancorp, Inc. .....................................      774,800
  62,600   First Tennessee National Corp. .........................    2,172,846
  35,900   First Virginia Banks, Inc. .............................    1,691,608
  28,700   Golden West Financial Corp. ............................    1,843,688
  48,200   GreenPoint Financial Corp. .............................    1,850,880
  45,100   North Fork BanCorp., Inc. ..............................    1,398,100
  52,700   Regions Financial Corp. ................................    1,686,400
  73,100   SouthTrust Corp. .......................................    1,900,600
  17,400   Synovus Financial Corp. ................................      546,012
   7,000   TCF Financial Corp. ....................................      324,170
  31,000   Union Planters Corp. ...................................    1,351,600
                                                                      ----------
                                                                      17,844,064
                                                                      ----------
EATING AND DRINKING PLACES (1.9%)
  39,200   Brinker International, Inc. (a) ........................    1,013,320
  40,200   Darden Restaurants, Inc. ...............................    1,121,580
  59,000   Starbucks Corp. (a) ....................................    1,357,000
  19,700   Viad Corp. .............................................      520,080
  39,400   Wendy's International, Inc. ............................    1,006,276
                                                                      ----------
                                                                       5,018,256
                                                                      ----------
EDUCATIONAL SERVICES (0.8%)
  43,240   Apollo Group, Inc.--Class A (a) ........................    1,835,538
   8,400   DeVry, Inc. (a) ........................................      303,408
                                                                      ----------
                                                                       2,138,946
                                                                      ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (8.0%)
  27,900   Allegheny Energy, Inc. .................................    1,346,175
  20,360   Ameren Corp. ...........................................      869,372
  10,900   American Electric Power Co., Inc. ......................      503,253
  38,100   Citizens Communications Co. (a) ........................      458,343
  23,410   Consolidated Edison, Inc. ..............................      931,718
  27,700   DTE Energy Co. .........................................    1,286,388
  16,700   Dynegy, Inc.--Class A ..................................      776,550
  10,790   El Paso Energy Corp. ...................................      566,907
  21,500   Entergy Corp. ..........................................      825,385
  16,000   FirstEnergy Corp. ......................................      514,560
  34,350   FPL Group, Inc. ........................................    2,068,214
  11,000   GPU, Inc. ..............................................      386,650
  43,800   KeySpan Corp. ..........................................    1,597,824
  19,900   MDU Resources Group, Inc. ..............................      629,636
  31,580   NSTAR ..................................................    1,344,045
  58,280   Potomac Electric Power Co. .............................    1,219,218
  22,600   PPL Corp. ..............................................    1,243,000


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
  24,900   Public Service Enterprise Group, Inc. ..................   $1,217,610
  34,360   Puget Sound Energy, Inc. ...............................      900,232
  32,200   Republic Services, Inc. (a) ............................      639,170
  13,000   Sempra Energy ..........................................      355,420
  39,800   TECO Energy, Inc. ......................................    1,213,900
                                                                      ----------
                                                                      20,893,570
                                                                      ----------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.2%)
  31,300   Adaptec, Inc. (a) ......................................      311,122
  40,200   Advanced Micro Devices, Inc. (a) .......................    1,160,976
  28,400   Altera Corp. (a) .......................................      823,600
  38,300   Atmel Corp. (a) ........................................      516,667
  22,260   Celestica, Inc. (a) ....................................    1,146,390
   9,300   Cree, Inc. (a) .........................................      243,149
   8,800   Energizer Holdings, Inc. (a) ...........................      201,960
  22,700   Harris Corp. ...........................................      617,667
  10,500   International Rectifier Corp. (a) ......................      358,050
  29,500   Intersil Holding Corp. (a) .............................    1,073,800
   6,100   L-3 Communications Holdings, Inc. (a) ..................      465,430
  13,100   Molex Inc. .............................................      478,543
  11,200   NVIDIA Corp. (a) .......................................    1,038,800
  17,300   Polycom, Inc. (a) ......................................      399,457
  25,040   QLogic Corp. (a) .......................................    1,613,828
  29,300   Scientific-Atlanta, Inc. ...............................    1,189,580
  16,900   UTStarcom, Inc. (a) ....................................      393,770
  31,700   Vishay Intertechnology, Inc. (a) .......................      729,100
  14,600   Whirlpool Corp. ........................................      912,500
                                                                      ----------
                                                                      13,674,389
                                                                      ----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (2.1%)
  28,600   The New Dun & Bradstreet Corp. (a) .....................      806,520
  15,900   Fluor Corp. ............................................      717,885
   7,800   Jacobs Engineering Group, Inc. (a) .....................      508,794
  21,960   Millennium Pharmaceuticals, Inc. (a) ...................      781,337
  18,200   Monsanto Co. ...........................................      673,400
  21,500   Moody's Corp. ..........................................      720,250
  24,600   PerkinElmer, Inc. ......................................      677,238
  19,500   Pharmaceutical Product Development, Inc. (a) ...........      594,945
                                                                      ----------
                                                                       5,480,369
                                                                      ----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
AND TRANSPORTATION EQUIPMENT (0.8%)
  26,400   Fortune Brands, Inc. ...................................    1,012,704
   9,200   Lockheed Martin Corp. ..................................      340,860
  29,100   Masco Corp. ............................................      726,336
                                                                      ----------
                                                                       2,079,900
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
FOOD AND KINDRED PRODUCTS (2.6%)
   8,600   Adolph Coors Co.--Class B ..............................   $  431,548
  60,100   Archer-Daniels-Midland Co. .............................      781,300
  14,400   General Mills, Inc. ....................................      630,432
  18,100   Hershey Foods Corp. ....................................    1,116,951
  42,130   Hormel Foods Corp. .....................................    1,025,444
  20,700   McCormick & Co., Inc. ..................................      869,814
  22,000   The Pepsi Bottling Group, Inc. .........................      882,200
  23,500   Wm. Wrigley Jr. Co. ....................................    1,100,975
                                                                      ----------
                                                                       6,838,664
                                                                      ----------
FOOD STORES (0.4%)
  26,700   Albertson's, Inc. ......................................      800,733
  13,100   Winn-Dixie Stores, Inc. ................................      342,303
                                                                      ----------
                                                                       1,143,036
                                                                      ----------
FORESTRY (0.3%)
  13,900   Weyerhaeuser Co. .......................................      764,083
                                                                      ----------
FURNITURE AND FIXTURES (1.6%)
  31,830   Hillenbrand Industries, Inc. ...........................    1,817,811
  25,900   Johnson Controls, Inc. .................................    1,876,973
  16,200   Lear Corp. (a) .........................................      565,380
                                                                      ----------
                                                                       4,260,164
                                                                      ----------
GENERAL MERCHANDISE STORES (2.4%)
  18,000   BJ's Wholesale Club, Inc. (a) ..........................      958,680
  63,200   Dollar General Corp. ...................................    1,232,400
  29,200   Federated Department Stores, Inc. (a) ..................    1,241,000
  32,200   The May Department Stores Co. ..........................    1,103,172
  52,200   The TJX Companies, Inc. ................................    1,663,614
                                                                      ----------
                                                                       6,198,866
                                                                      ----------
HEALTH SERVICES (1.8%)
   9,100   Enzon, Inc. (a) ........................................      568,750
   7,900   Express Scripts, Inc. (a) ..............................      434,737
  26,600   First Health Group Corp. (a) ...........................      641,592
  16,240   Laboratory Corp. of America Holdings (a) ...............    1,248,856
  35,210   Tenet Healthcare Corp. (a) .............................    1,816,484
                                                                      ----------
                                                                       4,710,419
                                                                      ----------
HOME FURNITURE AND EQUIPMENT STORES (1.2%)
  30,800   Bed Bath & Beyond, Inc. (a) ............................      924,000
  20,800   Best Buy Co., Inc. (a) .................................    1,321,216
  23,300   Williams-Sonoma, Inc. (a) ..............................      904,506
                                                                      ----------
                                                                       3,149,722
                                                                      ----------
HOTELS, OTHER LODGING PLACES (0.1%)
  14,400   Mandalay Resort Group ..................................      394,560
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.8%)
  58,300   Apple Computer, Inc. (a) ...............................  $ 1,355,475
  16,306   Axcelis Technologies, Inc. (a) .........................      241,329
  18,000   Diebold, Inc. ..........................................      578,700
   9,100   FMC Corp. (a) ..........................................      623,896
  10,300   International Game Technology (a) ......................      646,325
  17,000   Lexmark International, Inc. (a) ........................    1,143,250
  31,500   Novellus Systems, Inc. (a) .............................    1,788,885
  30,900   Parker-Hannifin Corp. ..................................    1,311,396
  22,400   Pitney Bowes, Inc. .....................................      943,488
  19,400   The Stanley Works ......................................      812,472
  21,100   Symbol Technologies, Inc. ..............................      468,420
                                                                     -----------
                                                                       9,913,636
                                                                     -----------
INSURANCE CARRIERS (5.8%)
  24,130   Ambac Financial Group, Inc. ............................    1,404,366
  65,670   American Financial Group, Inc. .........................    1,989,801
  16,300   The Hartford Financial Services Group, Inc. ............    1,114,920
  35,300   Lincoln National Corp. .................................    1,826,775
  19,500   MGIC Investment Corp. ..................................    1,416,480
  26,700   Old Republic International Corp. .......................      774,300
   7,400   The Progressive Corp. ..................................    1,000,406
  49,300   Protective Life Corp. ..................................    1,694,441
  39,400   Radian Group, Inc. .....................................    1,593,730
  40,900   UnumProviden Corp. .....................................    1,313,708
  11,200   Wellpoint Health Networks, Inc. (a) ....................    1,055,488
                                                                     -----------
                                                                      15,184,415
                                                                     -----------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (4.6%)
  13,660   Allergan, Inc. .........................................    1,167,930
  35,200   Becton, Dickinson and Co. ..............................    1,259,808
  34,700   Biomet, Inc. ...........................................    1,667,682
  25,900   Danaher Corp. ..........................................    1,450,400
  25,600   KLA-Tencor Corp. (a) ...................................    1,496,832
  11,900   Mettler-Toledo International, Inc. (a) .................      514,675
  29,400   Microchip Technology Inc. (a) ..........................      982,842
   9,700   Newport Corp. ..........................................      257,050
  35,500   St. Jude Medical, Inc. (a) .............................    2,130,000
  16,500   Tektronix, Inc. ........................................      447,975
  20,840   Waters Corp. (a) .......................................      575,392
                                                                     -----------
                                                                      11,950,586
                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.7%)
  57,500   Mattel, Inc. ...........................................    1,087,900
  17,900   Tiffany & Co. ..........................................      648,338
                                                                     -----------
                                                                       1,736,238
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS RETAIL (0.8%)
  23,700   Borders Group, Inc. (a) ................................  $   530,880
  54,300   Staples, Inc. ..........................................      868,257
  29,000   Toys "R" Us, Inc. (a) ..................................      717,750
                                                                     -----------
                                                                       2,116,887
                                                                     -----------
MOTION PICTURES (0.5%)
  17,120   Macrovision Corp. (a) ..................................    1,172,720
                                                                     -----------
NON-DEPOSITORY CREDIT INSTITUTIONS (2.2%)
  12,600   Capital One Financial Corp. ............................      756,000
  30,400   Countrywide Credit Industries, Inc. ....................    1,394,752
  22,700   Providian Financial Corp. ..............................    1,343,840
  31,900   USA Education, Inc. ....................................    2,328,700
                                                                     -----------
                                                                       5,823,292
                                                                     -----------
OFFICES (HOLDING COMPANIES (0.6%)
  37,000   Public Storage, Inc. ...................................    1,097,050
  13,800   Vornado Realty Trust ...................................      538,752
                                                                     -----------
                                                                       1,635,802
                                                                     -----------
OIL AND GAS EXTRACTION (3.6%)
  44,300   Anadarko Petroleum Corp. ...............................    2,393,529
  47,660   BJ Services Co. (a) ....................................    1,352,591
  40,790   Helmerich & Payne, Inc. ................................    1,257,148
  31,540   Nabors Industries, Inc. (a) ............................    1,173,288
  68,100   USX-Marathon Group .....................................    2,009,631
  24,500   Weatherford International, Inc. (a) ....................    1,176,000
                                                                     -----------
                                                                       9,362,187
                                                                     -----------
PAPER AND ALLIED PRODUCTS (0.7%)
  24,000   Bemis Co., Inc. ........................................      964,080
  39,000   Sonoco Products Co. ....................................      970,320
                                                                     -----------
                                                                       1,934,400
                                                                     -----------
PERSONAL SERVICES (0.7%)
  27,900   H&R Block, Inc. ........................................    1,800,945
                                                                     -----------
PETROLEUM REFINING AND RELATED PRODUCTS (2.1%)
  25,100   Amerada Hess Corp. .....................................    2,028,080
  20,000   Murphy Oil Corp. .......................................    1,472,000
  52,900   Sunoco, Inc. ...........................................    1,937,727
                                                                     -----------
                                                                       5,437,807
                                                                     -----------
PRIMARY METAL INDUSTRIES (0.7%)
  23,500   Engelhard Corp. ........................................      606,065
  23,500   Nucor Corp. ............................................    1,148,915
                                                                     -----------
                                                                       1,754,980
                                                                     -----------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (1.2%)
  13,200   Knight-Ridder, Inc. ....................................      782,760

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
   7,400   The McGraw-Hill Companies, Inc. ........................  $   489,510
  29,000   The New York Times Co. .................................    1,218,000
  14,200   The Reader's Digest Assocation, Inc.--Class A ..........      408,250
   7,500   The Reynolds and Reynolds Co. ..........................      164,625
                                                                     -----------
                                                                       3,063,145
                                                                     -----------
RAILROAD TRANSPORTATION (0.2%)
  11,900   Union Pacific Corp. ....................................      653,429
                                                                     -----------
REAL ESTATE INVESTMENT TRUST (REIT'S) (2.2%)
  31,300   Duke Realty Corp. ......................................      777,805
  55,800   Equity Office Properties Trust .........................    1,764,954
  28,400   Equity Residential Properties Trust ....................    1,606,020
  25,400   Spieker Properties, Inc. ...............................    1,522,730
                                                                     -----------
                                                                       5,671,509
                                                                     -----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.3%)
  19,060   Starwood Hotels & Resorts Worldwide, Inc. ..............      710,557
                                                                     -----------
SECURITY AND COMMODITY BROKERS (0.5%)
   9,600   Lehman Brothers Holdings, Inc. .........................      746,400
  13,100   SEI Investments Co. ....................................      620,940
                                                                     -----------
                                                                       1,367,340
                                                                     -----------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (0.1%)
  11,800   Lafarge Corp. ..........................................      395,418
                                                                     -----------
TOBACCO PRODUCTS (0.4%)
  18,000   R.J. Reynolds Tobacco Holdings, Inc. ...................      982,800
                                                                     -----------
TEXTILE MILL PRODUCTS (0.3%)
  22,510   Mohawk Industries, Inc. (a) ............................      792,352
                                                                     -----------
TRANSPORTATION BY AIR (0.8%)
  20,200   Continental Airlines, Inc. (a) .........................      994,850
   6,700   Delta Air Lines, Inc. ..................................      295,336
   7,600   FedEx Corp. (a) ........................................      305,520
  23,800   Southwest Airlines Co. .................................      440,062
                                                                     -----------
                                                                       2,035,768
                                                                     -----------
TRANSPORTATION EQUIPMENT (2.4%)
  83,000   Delphi Automotive Systems Corp. ........................    1,322,190
   7,000   General Dynamics Corp. .................................      544,670
  25,900   ITT Industries, Inc. ...................................    1,146,075
  30,960   Newport News Shipbuilding, Inc. ........................    1,896,300
   5,200   SPX Corp. (a) ..........................................      650,936
  11,300   Textron, Inc. ..........................................      621,952
                                                                     -----------
                                                                       6,182,123
                                                                     -----------
TRANSPORTATION SERVICES (1.4%)
  19,500   C.H. Robinson Worldwide, Inc. ..........................      543,855


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

EQUITY PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------
  20,500   Expeditors International of Washington, Inc. .........   $  1,229,979
  26,100   Galileo International, Inc. ..........................        848,250
  21,700   Sabre Holdings Corp. (a) .............................      1,085,000
                                                                    ------------
                                                                       3,707,084
                                                                    ------------
WHOLESALE TRADE-DURABLE GOODS (1.6%)
   7,400   Martin Marietta Materials, Inc. ......................        366,226
  41,800   Cytyc Corp. (a) ......................................        963,490
  11,400   Tech Data Corp. (a) ..................................        380,304
  55,000   Visteon Corp. ........................................      1,010,900
  34,200   W.W. Grainger, Inc. ..................................      1,407,672
                                                                    ------------
                                                                       4,128,592
                                                                    ------------
WHOLESALE TRADE-NON-DURABLE GOODS (0.7%)
  27,500   McKesson HBOC, Inc. ..................................      1,020,800
  41,190   SUPERVALU, INC .......................................        722,884
                                                                    ------------
                                                                       1,743,684
                                                                    ------------
           TOTAL COMMON STOCKS (COST $240,937,547) ..............    254,175,466
                                                                    ------------

TOTAL INVESTMENTS (COST $240,937,547) (97.4%) ...................    254,175,466
                                                                    ------------
Other assets, less liabilities (2.6%) ...........................      6,708,114
                                                                    ------------
TOTAL NET ASSETS (100.0%) .......................................   $260,883,580
                                                                    ============
--------------------------------------------------------------------

(a)  Non-income producing security.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
BALANCED PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW

EQUITY REVIEW

     The first half of 2001 was a tale of two markets. During the first quarter virtually every major stock sector lost ground; during the second quarter nearly every sector resurged. The rebound on Wall Street mirrored a shift in sentiment about the U.S. economy. Continued slow economic growth prompted the Federal Reserve Board to lower rates 125 basis points in three steps during the second quarter, taking the cumulative 2001 easing to 275 basis points.

     Although the Fed lowered rates, the U.S. equity markets weakened as the earnings preannouncement season brought numerous reminders that weak economic conditions take their toll on corporate earnings. By the midpoint of the year, the wave of negative earnings warnings had done most of the damage, leaving investors with negative returns and lack of visibility in the markets.

     The markets played havoc with all investment styles, wavering between characteristics they found attractive, such as growth or value. Within the equity component, our core approach, which combines growth and value, participated in value run-up during the past six months though we also felt the downside with growth stocks.

     Within the framework of our disciplined process, we select securities that display what we think are attractive valuations, while exhibiting positive momentum and solid earnings quality. This balanced approach does not mean that we are immune to the market volatility and its impact on returns. We have increased the number of stocks during the past six months to address market volatility.

     Our goal is to add value through security selection in the large and mid-cap segments of the market while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.

     The U.S. economy still shows signs of slowing; this situation wreaked havoc on the markets during the second half of 2000. Profit concerns have been at the root of most issues related to stocks. The Fed has addressed the slowdown with its 275-basis-point decrease in rates thus far in 2001, and companies are addressing the earnings story through head-count reductions. Most pundits predict that by the fourth quarter, the economy and corporate profits will turn positive as the combination of the aforementioned will start to produce a stronger economy and stable earnings. As a leading indicator, the stock market should benefit before we see the economy turn.


Chicago Equity Partners, LLP


FIXED INCOME REVIEW

     While the U.S. economy has slowed dramatically, we do not expect to experience a recession. In fact, several economic indicators, including the National Association of Purchasing Managers index, housing starts, auto sales and consumer confidence, demonstrate an improving economy. For this to be a sustained turnaround, the U.S. consumer needs to keep spending and businesses need to begin investing.

     The U.S. consumer has never been shy about spending. The Fed's aggressive move to lower rates had as much to do with propping up consumer confidence as it did with helping to ease the interest-rate burden for our heavy debt load. So far, we have not seen a reduction in housing values around the country, as was experienced in the recession of the early 1990s. This is helping to preserve the "wealth effect" and support consumption in the face of a deteriorating employment picture.

     To date, the list of companies announcing corporate restructuring and layoffs includes Citigroup, Nortel, Merrill Lynch, Deere, Federal Express and Nokia. No industry is immune, as corporations struggle to control expenses and prop up deteriorating profit margins. Nortel is noteworthy not only for its announced layoffs but also for the $19.2 billion charge it took to second-quarter earnings.

     This economic slowdown is not confined to the United States. In fact, the global economic slowdown is also affecting Asia, Latin America and Europe. The unusual strength in the U.S. dollar has hampered earnings for many domestic companies with sales overseas. Interestingly, the amount of foreign investment in the U.S. capital markets was larger in the second quarter of 2001 than it was during the fourth quarter of 1998, which was the height of the global financial crisis.

     So what does this mean for the bond markets and for the Conseco Capital Management style of investing? We believe there are still wonderful investment opportunities in the investment-grade sector. However, after the aggressive Fed easing, we expect to see strong returns from the high yield sector of the bond market going into year-end. We are still overweight in the corporate sector and see value in certain telecom, industrial and cyclical credits. We are underweighting the bank and retail sectors because their valuations appear excessive. In spite of the lagging performance of the MBS/ABS sectors, we are increasing exposure to certain MBS securities in an effort to increase the income of the portfolio.



                                                            Gregory J. Hahn, CFA
                                                        Chief Investment Officer
                                                               Portfolio Manager
                                                Conseco Capital Management, Inc.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (52.5%)

AMUSEMENT AND RECREATION SERVICES (0.1%)
   3,500   Park Place Entertainment Corp. (a) ...................   $     42,350
                                                                    ------------
APPAREL AND OTHER FINISHED PRODUCTS (0.1%)
     900   Liz Claiborne, Inc. ..................................         45,405
                                                                    ------------
BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (0.9%)
  11,390   The Home Depot, Inc. .................................        530,204
   2,200   Lowe's Companies, Inc. ...............................        159,610
                                                                    ------------
                                                                         689,814
                                                                    ------------
BUSINESS SERVICES (5.2%)
   1,800   Adobe Systems, Inc. ..................................         84,600
  18,830   America Online, Inc. (a) .............................        997,990
   1,600   Autodesk, Inc. .......................................         59,680
   1,600   Automatic Data Processing, Inc. ......................         79,520
   1,700   BEA Systems, Inc. (a) ................................         52,207
   2,500   Cabletron Systems, Inc. (a) ..........................         57,125
   2,700   Cadence Design Systems, Inc. (a) .....................         50,301
   4,200   Cendant Corp. (a) ....................................         81,900
   2,900   Computer Associates International, Inc. ..............        104,400
     700   CSG Systems International, Inc. (a) ..................         39,732
   2,000   DST Systems, Inc. (a) ................................        105,400
   1,900   Electronic Data Systems Corp. ........................        118,750
   2,400   Electronics for Imaging, Inc. (a) ....................         70,800
   2,730   First Data Corp. .....................................        175,402
   1,000   Fiserv, Inc. (a) .....................................         63,980
   1,800   Intuit, Inc. (a) .....................................         71,982
     900   Mentor Graphics Corp. (a) ............................         15,750
  15,770   Microsoft Corp. (a) ..................................      1,151,210
   1,300   NCR Corp. (a) ........................................         61,100
     600   Omnicom Group, Inc. ..................................         51,600
  15,020   Oracle Corp. (a) .....................................        285,380
   1,500   PeopleSoft, Inc. (a) .................................         73,845
   2,400   SunGard Data Systems, Inc. (a) .......................         72,024
   1,100   Synopsys, Inc. (a) ...................................         53,229
   1,300   TMP Worldwide, Inc. (a) ..............................         78,000
     970   VeriSign, Inc. (a) ...................................         58,210
                                                                    ------------
                                                                       4,114,117
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (5.9%)
   4,360   Abbott Laboratories ..................................        209,324
   2,000   Air Products & Chemicals, Inc. .......................         91,500
   2,100   American Home Products Corp. .........................        122,724
   2,500   Amgen, Inc. (a) ......................................        151,700
   1,200   Andrx Group (a) ......................................         92,400


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001

================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
   3,600   Avon Products, Inc. ..................................   $    166,608
   5,860   Bristol-Myers Squibb Co. .............................        306,478
     700   Cabot Corp. ..........................................         25,214
   2,700   Colgate-Palmolive Co. ................................        159,273
   1,600   Cytec Industries, Inc. (a) ...........................         60,800
   1,800   Dow Chemical Co. .....................................         59,850
   1,700   E. I. du Pont de Nemours and Co. .....................         82,008
   2,600   Eli Lilly And Co. ....................................        192,400
     900   The Estee Lauder Companies, Inc.--Class A ............         38,790
   2,100   Forest Laboratories, Inc. (a) ........................        149,100
   2,200   Genzyme Corp. (a) ....................................        134,200
     900   IDEC Pharmaceuticals Corp. (a) .......................         60,921
   1,600   International Flavors & Fragrances, Inc. .............         40,208
   1,600   Ivax Corp. ...........................................         62,400
   1,700   King Pharmaceuticals, Inc. (a) .......................         91,375
   1,800   MedImmune, Inc. (a) ..................................         84,960
   7,910   Merck & Co., Inc. ....................................        505,528
  31,300   Pfizer, Inc. .........................................      1,253,565
   1,100   PPG Industries, Inc. .................................         57,827
   2,100   Praxair, Inc. ........................................         98,700
   2,200   The Procter & Gamble Co. .............................        140,360
   5,400   Schering-Plough Corp. ................................        195,696
   1,000   Sigma-Aldrich Corp. ..................................         38,620
                                                                    ------------
                                                                       4,672,529
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.1%)
   7,700   AT&T Corp. ...........................................        169,400
   6,600   AT&T Wireless Group (a) ..............................        107,910
   2,700   Avaya, Inc. (a) ......................................         36,990
   7,000   BellSouth Corp. ......................................        281,890
   4,100   Cox Communications, Inc. (Class A (a) ................        181,630
   2,300   Nextel Communications, Inc. (a) ......................         40,250
   7,200   Qwest Communications International, Inc. (a) .........        229,464
  10,300   SBC Communications, Inc. .............................        412,618
  14,360   Verizon Communications, Inc. .........................        768,260
  16,900   WorldCom, Inc. (a) ...................................        239,980
                                                                    ------------
                                                                       2,468,392
                                                                    ------------
DEPOSITORY INSTITUTIONS (5.0%)
   3,300   The Bank of New York Co., Inc. .......................        158,400
  21,900   Citigroup, Inc. ......................................      1,157,196
   3,800   Dime Bancorp, Inc. ...................................        141,550
   6,300   First Union Corp. ....................................        220,122
   4,300   FleetBoston Financial Corp. ..........................        169,635
   4,400   Golden State Bancorp, Inc. ...........................        135,520
   4,000   GreenPoint Financial Corp. ...........................        153,600


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
   4,220   J.P. Morgan Chase & Co. ..............................   $    188,212
   8,100   MBNA Corp. ...........................................        266,895
   3,000   Mellon Financial Corp. ...............................        138,000
   3,800   SouthTrust Corp. .....................................         98,800
   5,400   TCF Financial Corp. ..................................        250,074
   5,200   U.S. Bancorp .........................................        118,508
   4,400   Union Planters Corp. .................................        191,840
  10,050   Washington Mutual, Inc. ..............................        377,377
   3,400   Wells Fargo & Co. ....................................        157,862
                                                                    ------------
                                                                       3,923,591
                                                                    ------------
EATING AND DRINKING PLACES (0.1%)
   3,600   Wendy's International, Inc. ..........................         91,944
                                                                    ------------
EDUCATIONAL SERVICES (0.1%)
   1,850   Apollo Group, Inc. (a) ...............................         78,532
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.0%)
   2,600   American Electric Power Co., Inc. ....................         40,950
   2,500   Calpine Corp. (a) ....................................         94,500
   3,100   DTE Energy Co. .......................................        143,964
   7,500   Duke Energy Corp. ....................................        292,575
   3,300   Dynegy, Inc.--Class A ................................        153,450
   3,510   El Paso Energy Corp. .................................        184,415
   4,200   Exelon Corp. .........................................        269,304
   2,500   FPL Group, Inc. ......................................        150,525
   1,500   PPL Corp. ............................................         82,500
   5,300   Williams Companies, Inc. .............................        174,635
                                                                    ------------
                                                                       1,586,818
                                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.9%)
   1,800   Adaptec, Inc. (a) ....................................         17,892
   2,000   Advanced Micro Devices, Inc. (a) .....................         57,760
   3,260   Analog Devices, Inc. (a) .............................        140,995
   1,900   CIENA Corp. (a) ......................................         72,200
   1,500   Comverse Technology, Inc. (a) ........................         85,650
  35,090   General Electric Co. .................................      1,710,637
  22,780   Intel Corp. ..........................................        666,315
   1,200   International Rectifier Corp. (a) ....................         40,920
   1,700   Intersil Holding Corp. (a) ...........................         61,880
     700   L (3 Communications Holdings, Inc. (a) ...............         53,410
   2,600   Linear Technology Corp. ..............................        114,972
   2,449   Maxim Integrated Products, Inc. (a) ..................        108,270
   1,000   Micron Technology, Inc. (a) ..........................         41,100
     800   NVIDIA Corp. (a) .....................................         74,200
     700   QLogic Corp. (a) .....................................         45,115
   3,800   QUALCOMM, Inc. (a) ...................................        222,224


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
   1,800   Scientific-Atlanta, Inc. .............................   $     73,080
   1,140   Tellabs, Inc. (a) ....................................         22,093
   2,200   Texas Instruments, Inc. ..............................         69,300
   1,600   Whirlpool Corp. ......................................        100,000
   1,800   Xilinx, Inc. (a) .....................................         74,232
                                                                    ------------
                                                                       3,852,245
                                                                    ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT SERVICES (0.3%)
     700   Cephalon, Inc. (a) ...................................         49,350
   1,400   Millennium Pharmaceuticals, Inc. (a) .................         49,812
   2,500   Paychex, Inc. ........................................        100,000
   2,400   PerkinElmer, Inc. ....................................         66,072
                                                                    ------------
                                                                         265,234
                                                                    ------------
FABRICATED METAL PRODUCTS (0.2%)
   1,400   Fortune Brands, Inc. .................................         53,704
   1,800   Illinois Tool Works, Inc. ............................        113,940
                                                                    ------------
                                                                         167,644
                                                                    ------------
FOOD AND KINDRED PRODUCTS (1.9%)
   3,800   Anheuser-Busch Companies, Inc. .......................        156,560
   5,420   The Coca-Cola Co. ....................................        243,900
   1,080   General Mills, Inc. ..................................         47,282
     900   Hershey Foods Corp. ..................................         55,539
   2,000   McCormick & Co., Inc. ................................         84,040
   7,980   PepsiCo, Inc. ........................................        352,716
   9,610   Philip Morris Companies, Inc. ........................        487,707
   1,000   The Quaker Oats Co. ..................................         91,250
                                                                    ------------
                                                                       1,518,994
                                                                    ------------
FOOD STORES (0.4%)
   4,300   The Kroger Co. (a) ...................................        107,500
   2,000   Safeway, Inc. (a) ....................................         96,000
   5,800   Starbucks Corp. (a) ..................................        133,400
                                                                    ------------
                                                                         336,900
                                                                    ------------
FORESTRY (0.3%)
   3,800   Weyerhaeuser Co. .....................................        208,886
                                                                    ------------
FURNITURE AND FIXTURES (0.2%)
   1,900   Johnson Controls, Inc. ...............................        137,693
                                                                    ------------
GENERAL MERCHANDISE STORES (1.0%)
   3,600   Dollar General Corp. .................................         70,200
   4,100   Kohl's Corp. (a) .....................................        257,193
   5,600   Target Corp. .........................................        193,760
   4,890   Wal-Mart Stores, Inc. ................................        238,632
                                                                    ------------
                                                                         759,785
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
HEALTH SERVICES (0.3%)
   3,430   HCA--The Healthcare Co. ..............................   $    155,002
   2,000   Universal Health Services, Inc. ......................         91,000
                                                                    ------------
                                                                         246,002
                                                                    ------------
HOME FURNITURE AND EQUIPMENT STORES (0.6%)
   7,400   Bed Bath & Beyond, Inc. (a) ..........................        222,000
   3,600   Best Buy Co., Inc. (a) ...............................        228,672
                                                                    ------------
                                                                         450,672
                                                                    ------------
INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (3.6%)
   3,060   Applied Materials, Inc. (a) ..........................        150,246
  25,070   Cisco Systems, Inc. (a) ..............................        456,274
   9,900   Dell Computer Corp. (a) ..............................        258,885
   4,810   EMC Corp. (a) ........................................        139,730
   1,400   Harris Corp. .........................................         38,094
   5,900   Hewlett-Packard Co. ..................................        168,740
   7,550   International Business Machines Corp. ................        853,150
     600   Jabil Circuit, Inc. (a) ..............................         18,516
   1,700   Lexmark International, Inc. (a) ......................        114,325
   2,060   Novellus Systems, Inc. (a) ...........................        116,987
   3,000   Parker-Hannifin Corp. ................................        127,320
   1,000   Pitney Bowes, Inc. ...................................         42,120
   5,600   Sun Microsystems, Inc. (a) ...........................         88,032
   1,800   Symbol Technologies, Inc. ............................         39,960
   3,800   Tyco International, Ltd. .............................        207,100
   1,500   Unisys Corp. (a) .....................................         22,065
                                                                    ------------
                                                                       2,841,544
                                                                    ------------
INSURANCE CARRIERS (2.4%)
   6,800   The Allstate Corp. ...................................        299,132
   3,100   American General Corp. ...............................        143,995
   6,490   American International Group, Inc. ...................        558,140
   2,200   The Hartford Financial Services Group, Inc. ..........        150,480
   5,500   Lincoln National Corp. ...............................        284,625
   3,700   Old Republic International Corp. .....................        107,300
   1,400   The PMI Group, Inc. ..................................        101,724
   3,500   UnitedHealth Group, Inc. .............................        216,125
                                                                    ------------
                                                                       1,861,521
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (1.3%)
   2,050   Allergan, Inc. .......................................        175,275
   4,600   Baxter International, Inc. ...........................        225,400
   3,300   Biomet, Inc. .........................................        158,598
   1,200   Eastman Kodak Co. ....................................         56,016
   1,900   KLA-Tencor Corp. (a) .................................        111,093
   2,300   Medtronic, Inc. ......................................        105,823


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
   1,400   St. Jude Medical, Inc. (a) ...........................   $     84,000
   1,900   Tektronix, Inc. ......................................         51,585
     900   Teradyne, Inc. (a) ...................................         29,790
                                                                    ------------
                                                                         997,580
                                                                    ------------
MISCELLANEOUS RETAIL (0.3%)
   2,300   CVS Corp. ............................................         88,780
   4,400   Walgreen Co. .........................................        150,260
                                                                    ------------
                                                                         239,040
                                                                    ------------
MOTION PICTURES (0.7%)
  12,890   AT&T Corp.--Liberty Media Group--Class A (a) .........        225,446
     900   Macrovision Corp. (a) ................................         61,650
  10,300   Walt Disney Co. ......................................        297,567
                                                                    ------------
                                                                         584,663
                                                                    ------------
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.2%)
   2,900   United Parcel Service, Inc. ..........................        167,620
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.8%)
   6,090   Fannie Mae ...........................................        518,564
   6,000   Federal Home Loan Mortgage Corp. .....................        420,000
   2,400   Household International, Inc. ........................        160,080
   2,840   Providian Financial Corp. ............................        168,128
   1,500   USA Education, Inc. ..................................        109,500
                                                                    ------------
                                                                       1,376,272
                                                                    ------------
OIL AND GAS EXTRACTION (0.5%)
   3,000   Anadarko Petroleum Corp. .............................        162,090
   4,400   BJ Services Co. (a) ..................................        124,872
   5,109   ENSCO International, Inc. ............................        119,551
                                                                    ------------
                                                                         406,513
                                                                    ------------
PAPER AND ALLIED PRODUCTS (0.3%)
     100   Bowater, Inc. ........................................          4,474
   2,700   Kimberly-Clark Corp. .................................        150,930
     800   Temple-Inland, Inc. ..................................         42,632
                                                                    ------------
                                                                         198,036
                                                                    ------------
PETROLEUM REFINING AND RELATED INDUSTRIES (2.3%)
   3,600   Chevron Corp. ........................................        325,800
   7,800   Conoco, Inc. .........................................        225,420
  11,570   Exxon Mobil Corp. ....................................      1,010,639
   2,100   Texaco, Inc. .........................................        139,860
   4,300   USX-Marathon Group ...................................        126,893
                                                                    ------------
                                                                       1,828,612
                                                                    ------------

PRIMARY METAL INDUSTRIES (0.3%)
   5,600   Alcoa, Inc. ..........................................        220,640


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
     700   Englehard Corp. ......................................   $     18,053
                                                                    ------------
                                                                         238,693
                                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.7%)
   3,025   The McGraw-Hill Companies, Inc. ......................        200,104
   1,500   The New York Times Co. ...............................         63,000
   6,000   Viacom, Inc. (Class B (a) ............................        310,500
                                                                    ------------
                                                                         573,604
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
   4,400   Duke-Weeks Realty Corp. ..............................        109,340
   2,100   Equity Residential Properties Trust ..................        118,755
                                                                    ------------
                                                                         228,095
                                                                    ------------
SECURITY AND COMMODITY BROKERS (1.0%)
   3,700   Lehman Brothers Holdings, Inc. .......................        287,675
   4,600   Merrill Lynch & Co., Inc. ............................        272,550
   3,130   Morgan Stanley Dean Witter & Co. .....................        201,040
                                                                    ------------
                                                                         761,265
                                                                    ------------
STONE, CLAY, GLASS AND CONCRETE PRODUCTS (0.1%)
   5,600   Corning, Inc. ........................................         93,576
                                                                    ------------
TRANSPORTATION BY AIR (0.2%)
   2,800   Continental Airlines, Inc. ...........................        137,900
                                                                    ------------
TRANSPORTATION EQUIPMENT (2.1%)
   6,460   The Boeing Co. .......................................        359,176
   6,800   Ford Motor Co. .......................................        166,940
   2,440   General Dynamics Corp. ...............................        189,856
   2,800   General Motors Corp. .................................        180,180
   4,300   Harley-Davidson, Inc. ................................        202,444
   3,000   Honeywell International, Inc. ........................        104,970
   1,600   Northrop Grumman Corp. ...............................        128,160
   4,060   United Technologies Corp. ............................        297,436
                                                                    ------------
                                                                       1,629,162
                                                                    ------------
TRANSPORTATION SERVICES (0.3%)
   3,500   Expeditors International of Washington, Inc. .........        209,997
   1,200   Sabre Holdings Corp. (a) .............................         60,000
                                                                    ------------
                                                                         269,997
                                                                    ------------
WHOLESALE TRADE--DURABLE GOODS (1.0%)
   1,700   Arrow Electronics, Inc. (a) ..........................         41,293
  13,680   Johnson & Johnson ....................................        684,000
   1,000   Tech Data Corp. (a) ..................................         33,360
                                                                    ------------
                                                                         758,653
                                                                    ------------
WHOLESALE TRADE--NON-DURABLE GOODS (0.5%)
   2,250   Cardinal Health, Inc. ................................        155,250


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
    7,400   SYSCO Corp. ........................................... $    200,910
                                                                    ------------
                                                                         356,160
                                                                    ------------
            TOTAL COMMON STOCKS (COST $43,034,755) ................   41,206,053
                                                                    ------------
PREFERRED STOCKS (0.6%)

INSURANCE CARRIERS (0.4%)
   12,000   Lincoln National Capital, TOPrS (c), 6.400% ...........      305,250
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.2%)
    7,008   River Holdings Corp., Series B, PIK (c), 11.500% ......      162,937
                                                                    ------------
            TOTAL PREFERRED STOCKS (COST $748,103) ................      468,187
                                                                    ------------
CORPORATE BONDS (33.2%)

AMUSEMENT AND RECREATION SERVICES (0.3%)
$ 250,000   Mirage Resorts, Inc., 6.625%, due 02/01/2005 ..........      247,064
                                                                    ------------
BUILDING CONSTRUCTION GENERAL CONTRACTORS
AND OPERATIVE BUILDERS (0.3%)
  250,000   Beazer Homes USA, Inc., 8.875%, due 04/01/2008 ........      251,875
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (0.8%)
  625,000   Lyondell Chemical Co., Series A., 9.625%, due 05/01/2007     623,438
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (5.6%)
  680,000   AT&T Wireless Service, Inc., 8.750% due 03/01/2031,
            (b) Cost--$679,421; Acquired--03/01/2001 ..............      708,384
  225,000   Charter Communications Holdings, LLC, 10.250%,
            due 01/15/2010 ........................................      231,188
  325,000   Nextel Communications, Inc., 9.375% due 11/15/2009 ....      258,375
  320,000   Quebecor Media., 11.125%, due 07/15/2011,
            (b) Cost--$312,941; Acquired--06/29/2001 ..............      313,933
  675,000   Qwest Capital Funding., 6.875%, due 07/15/2028 ........      595,973
  800,000   Qwest Capital Communications, 7.750%, due 02/15/2031,
            (b) Cost--$793,247; Acquired--04/11/2001 ..............      786,949
1,500,000   Worldcom, Inc., 8.25%, due 05/15/2031 .................    1,475,309
                                                                    ------------
                                                                       4,370,111
                                                                    ------------
DEPOSITORY INSTITUTIONS (2.2%)
  525,000   Dime Bancorp, Inc., 9.000%, due 12/29/2002 ............      544,159
  300,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 ......      315,750
  875,000   Union Planters Bank, National Association, 6.500%,
            due 03/15/2008 ........................................      829,959
                                                                    ------------
                                                                       1,689,868
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (14.1%)
  275,000   AES Corp., 8.750%, due 12/15/2002 .....................      279,125
  750,000   Allied Waste Industries, Inc., 8.875%, due 04/01/2008,
            (b) Cost--$750,000; Acquired--01/25/01 ................      773,438
  825,000   Calpine Corp., 8.500%, due 02/15/2011 .................      796,603
  846,132   East Coast Power LLC, 6.737%, due 03/31/2008 ..........      847,905
   75,000   El Paso Natural Gas, 7.500%, due 11/15/2026 ...........       71,411
  300,000   MCN Investment Corp., 6.350%, due 04/02/2002 ..........      299,746
1,875,000   Midwest Generation LLC, 8.560%, due 01/02/2016,
            (b) Cost--$875,000; Acquired--08/17/2000 ..............    1,804,271
  715,000   Mirant Corp., 9.125%, due 05/01/2031,
            (b) Cost--$710,508; Acquired--04/26/2001 ..............      740,620
  425,000   PSEG Energy Holdings, 8.625%, due 02/15/2008 ..........      429,064


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 800,000   PSEG Energy Holdings, 9.125%, due 02/10/2004 .......... $    832,542
  650,000   Pinnacle Partners, 8.830%, due 8/15/2004,
            (b) Cost--$650,000; Acquired--08/02/2000 ..............      676,230
  775,000   Sempra Energy., 6.800% due 07/01/2004 .................      773,900
  850,000   Southern Energy, Inc., 9.125%, due 06/30/2017,
            (b) Cost--$850,000; Acquired--12/07/2000 ..............      880,418
  700,000   TXU Corp., 7.625%, due 10/15/2002 .....................      719,751
  700,000   Waste Management, Inc., 6.625%, due 07/15/2002 ........      703,058
  400,000   Waste Management, Inc., 7.000%, due 05/15/2005 ........      403,791
                                                                    ------------
                                                                      11,031,873
                                                                    ------------

ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.2%)
  175,000   EchoStar Broadband Corp., 10.375%, due 10/01/2007,
            (b) Cost--$171,144; Acquired--03/26/2001...............      175,875
                                                                    ------------

HEALTH SERVICES (1.2%)
  825,000   HEALTHSOUTH Corp., 8.500%, due 02/01/2008 .............      836,026
  150,000   Matria Healthcare, Inc., 11.000%, due 07/09/2001,
            (b) Cost--$140,250; Acquired--06/29/2001 ..............      140,250
                                                                    ------------
                                                                         976,276
                                                                    ------------

HOTELS, OTHER LODGING PLACES (1.2%)
  200,000   HMH Properties, Inc., 7.875%, due 08/01/2005 ..........      197,000
  100,000   HMH Properties, Inc., 8.450%, due 12/01/2008 ..........       97,750
  600,000   Park Place Entertainment, 8.875%, due 09/15/2008 ......      618,000
                                                                    ------------
                                                                         912,750
                                                                    ------------

INSURANCE CARRIERS (0.1%)
  100,000   Delphi Financial Group, Inc. 8.000%, due 10/01/2003 ...      102,020
                                                                    ------------

LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (0.6%)
  430,000   Georgia-Pacific Group, 8.875%, due 5/15/2031 ..........      431,649
                                                                    ------------

MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS (0.1%)
  100,000   Raytheon Co., 8.200%, due 03/01/2006 ..................      103,820
                                                                    ------------

OIL AND GAS EXTRACTION (1.9%)
1,500,000   Enron Corp., 7.375%, due 05/15/2006,
            (b) Cost--$1,498,591; Acquired--05/17/2001.............    1,501,103
                                                                    ------------

PAPER AND ALLIED PRODUCTS (0.2%)
  175,000   Riverwood International Corp., 10.875%, due 04/01/2008       168,875
                                                                    ------------

PETROLEUM REFINING AND RELATED INDUSTRIES (0.9%)
  600,000   Pennzoil Co., 10.125%, due 11/15/2009 .................      718,659
                                                                    ------------

PIPE LINES, EXCEPT NATURAL GAS (0.8%)
  625,000   Dyngey-Roseton Danskamme., 7.670%, due 11/08/2016,
            (b) Cost--$625,000; Acquired--05/01/2001...............      621,053
                                                                    ------------

PRIMARY METALS (0.3%)
  225,000   Century Aluminum Co., 11.750%, due 04/15/2008,
            (b) Cost--$222,386; Acquired--03/28/2001...............      235,125
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
  500,000   Colonial Realty, L.P., 7.500%, due 07/15/2001 .........      500,277
  200,000   Corporate Property Investors, Inc., 9.000%,
            due 03/15/2002, (b) Cost--$203,776;
            Acquired--03/17/1998 ..................................      204,729
  235,000   Felcor Lodging LP, 8.500%, due 06/01/2011,
            (b) Cost--$233,063; Acquired--05/24/2001 ..............      225,600
                                                                    ------------
                                                                         930,606
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (0.4%)
$ 300,000   Regency Centers, L.P., 7.400%, due 04/01/2004 ......... $    306,956
                                                                    ------------
TOBACCO PRODUCTS (0.8%)
  400,000   R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
            due 05/15/2003 ........................................      405,720
  225,000   Universal Corp., Series B, 7.500%, due 01/26/2004 .....      235,390
                                                                    ------------
                                                                         641,110
                                                                    ------------
            TOTAL CORPORATE BONDS (COST $26,120,715) ..............   26,040,106
                                                                    ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (1.6%)
  850,000   British Telecommunications, plc , 7.625%, due 12/15/2005     892,940
  475,000   Global Crossing Ltd., 9.125%, due 11/15/2006 ..........      376,438
                                                                    ------------
            TOTAL INTERNATIONAL/YANKEE (COST $1,341,638) ..........    1,269,378
                                                                    ------------
MUNICIPAL BONDS (0.9%)
  250,000   Capital Projects Finance Authority, Florida Revenue,
            8.000%, due 12/01/2001.................................      251,578
  450,000   Mississippi Development Bank, Special Obligation,
            Series 1998, 8.500%, due 12/01/2018....................      412,335
                                                                    ------------
            TOTAL MUNICIPAL BONDS (COST $700,000) .................      663,913
                                                                    ------------
ASSET BACKED SECURITIES (0.5%)
  150,000   COMED Transitional Funding Trust, 98-1 A7, 5.740%,
            due 12/25/2010.........................................      146,056
  266,012   First Union National Bank Commercial Mortgage,
            99-C4 A1, 7.184%, due 12/15/2031.......................      276,384
                                                                    ------------
            TOTAL ASSET BACKED SECURITIES (COST $417,232) .........      422,440
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (6.7%)
  600,000   Federal Home Loan Mortgage Corp., #C01184, 6.500%,
            due 06/01/2031 ........................................      591,532
  430,000   U.S. Treasury Strips, 0.000%, due 11/15/2027 ..........       90,225
  100,000   U.S. Treasury Bond, 4.250%, due 5/31/2003 .............      100,008
1,290,000   U.S. Treasury Bond, 4.625%, due 5/15/2006 .............    1,272,666
1,160,000   U.S. Treasury Bond, 5.000%, due 02/15/2011 ............    1,125,926
1,980,000   U.S. Treasury Bond, 6.250%, due 05/15/2030 ............    2,100,348
                                                                    ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (COST $5,329,865) .....................................    5,280,705
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

BALANCED PORTFOLIO
Schedule of Investments

JUNE 30, 2001
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.7%)
$2,000,000  UBS Finance, 4.140%, due 07/02/2001 ................... $  1,999,770
   144,000  AIM Liquid Asset Portfolio ............................      144,000
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $2,143,770) ........    2,143,770
                                                                    ------------
TOTAL INVESTMENTS (COST $79,836,078) (98.7%) ......................   77,494,552
                                                                    ------------
Other assets, less liabilities (1.3%) .............................    1,039,722
                                                                    ------------
TOTAL NET ASSETS (100.0%) ......................................... $ 78,534,274
                                                                    ------------

--------------------------------------------------------------------

(a)  Non-income producing security.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c) PIK--Payment In Kind.
    STEP--Bonds where the coupon increases or steps up at a predetermined rate. TOPrS--Trust Originated Preferred Securities.
    ADR--American Depository Receipt.


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
HIGH YIELD PORTFOLIO


================================================================================
PORTFOLIO MANAGERS' REVIEW

     The high-yield market had its share of ups and downs during the first half of 2001. However, the overall trend has been towards more normalized positive returns after two years of sub-par returns for this asset class.

     As measured by the Merrill Lynch High Yield index, the high-yield market returned 4.87% during the first half of 2001. The average high-yield fund in the Lipper peer group returned approximately 1.50% during the first half of 2001. The High Yield Portfolio returned 3.18% during this same time period.

     The past six months in the high-yield market have been characterized by much higher than average returns for cyclical credit sectors (retail, autos, finance) and much lower than average returns for telecommunications and related credit sectors. Overall, the events of the first half of 2001 can be characterized as follows:

     o On January 3, 2001, the Federal Open Market Committee unexpectedly lowered interest rates by 50 basis points between official meetings. This caused the high-yield market to rally, particularly telecommunications credits that had been cut off from the capital markets in late 2000. The Merrill Lynch High Yield index returned a strong 7.64% for the months of January and February.

     o During March and April, several wireline telecommunications companies began guiding lower with regard to future earnings and cash flow. These businesses had funded themselves primarily with debt financing and were highly leveraged. In addition, most of these businesses were not yet cash flow positive, thus any downturn in expectations caused a dramatic drop in the value of their bonds. During April, Winstar Communications, Inc. filed for bankruptcy protection and the company's bonds dropped to two cents on the dollar. The Winstar bankruptcy and quick drop in its bond prices "spooked" investors and caused the market to sell off further. The Merrill Lynch High Yield index returned -2.40% for the months of March and April.

     o The high-yield market continued to see selling pressure in May and June as some investors panicked or were forced to sell their telecommunications holdings. Enough selling took place that many credits were oversold below their fair value. The Merrill Lynch High Yield index returned -0.18% for the months of May and June.

     o Interestingly, throughout the first half of 2001, the 80% of high yield not related to telecommunications (retail, capital goods, healthcare, gaming, etc.) continued to perform extremely well. From January 1 until June 30, 2001, the non-telecom portion of the Merrill Lynch High Yield index returned approximately 9.00%.

     During the first half of 2001, our specific strategy for the High Yield Portfolio was to maintain an overweight position (45%-50%, relative to 35%-40% for the Merrill Lynch High Yield index and 15%-20% for our mutual fund peer group) in higher-quality BB-rated credits. This overweight was due to the uncertainty surrounding the U.S. economic recovery, and the degree of difficulty associated with the telecommunications debacle. In addition, we maintained an underweight in wireline telecommunications and focused on owning the stronger credits that we believed would be long-term survivors (Allegiance Telecom, Global Crossing, Mcleod USA, etc.).

     We remain quite constructive on the high-yield market going forward. The market, as defined by the Merrill Lynch High Yield index still yields 12.50%, or 7.50% more than U.S. Treasury securities of like maturity. This "spread to treasuries" remains very attractive relative to the 15-year average historical spread of 5.00%, and the 15-year low spread of 2.75%. While the U.S. economy clearly remains in a slow-to-no growth mode for now, we feel that the pricing in the high-yield market more than compensates investors for the current state of the economy.

     To this end, we have recently felt comfortable enough to increase the proportion of higher-yielding B-rated credits and lower the proportion of lower-yielding BB-rated credits in the High Yield Portfolio. We continue, however, to maintain a solid 30%-35% weighting in BB-rated credits. Overall, our strategy remains to keep the High Yield Portfolio invested primarily in a diversified pool of stable income producing credits.



Robert L. Cook, CFA                                R. Anthony Jasinski, Jr., CFA
Vice President                                                    Vice President
Portfolio Manager                                              Portfolio Manager
Conseco Capital Management, Inc.                Conseco Capital Management, Inc.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (85.5%)

AMUSEMENT AND RECREATION SERVICES (4.7%)
$  50,000   Boca Resorts, Inc. 9.875%, due 04/15/2009 ............. $     51,250
   50,000   Boyd Gaming Corp., 9.250%, due 10/01/2003 .............       50,500
  100,000   Six Flags, Inc., 9.250%, due 04/01/2006 ...............      100,000
  100,000   Trump Atlantic City Associates, 11.250%,
            due 05/01/2006 ........................................       67,000
                                                                    ------------
                                                                         268,750
                                                                    ------------
BUILDING CONSTRUCTION, GENERAL CONTRACTORS
AND OPERATIVE BUILDERS (2.4%)
   50,000   Beazer Homes USA, Inc. 8.625%, due 05/15/2011 .........       50,125
   85,000   D.R. Horton, Inc., 8.375%, due 06/15/2004 .............       86,062
                                                                    ------------
                                                                         136,187
                                                                    ------------
BUSINESS SERVICES (1.7%)
   50,000   Advanstar Communications, Inc., Series B, 12.000%,
            due 02/15/2011 ........................................       51,250
   40,000   Comdisco, Inc., 9.500%, due 08/15/2003 (d) ............       31,600
   45,000   Exodus Communications, Inc., 11.625%,
            due 07/15/2010, (a) Cost--$31,794;
            Acquired--02/20/2001 & 06/13/2001 .....................       15,750
   25,000   PSINet, Inc., 11.000%, due 08/01/2009 (c) (d) .........        1,625
                                                                    ------------
                                                                         100,225
                                                                    ------------
CABLE AND OTHER PAY TELEVISION STATIONS (1.2%)
  125,000   Insight Communications Co., Inc., STEP (b)
            0.000%/12.250%, due 02/15/2011, (a)
            Cost--$72,151; Acquired--02/01/2001 ...................       71,250
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (6.3%)
  100,000   Applied Extrusion Technologies, Inc., 10.750%,
            due 07/01/2011, (a) Cost--$99,743;
            Acquired--06/12/2001 & 06/26/2001......................      101,500
   80,000   Huntsman Corp., 9.500%, due 07/01/2007, (a)
            Cost--$53,903; Acquired--05/24/01 & 06/07/2001 ........       44,400
   50,000   ISP Chemicals, Inc., 10.250%, due 07/01/2011, (a)
            Cost--$49,234; Acquired--06/20/01 .....................       50,250
   50,000   Lyondell Chemical Co., Series A, 9.625%,
            due 05/01/2007 ........................................       49,875
   50,000   Lyondell Chemical Co., Series B, 9.875,
            due 05/01/2007 ........................................       49,750
   70,000   Millennium America, Inc., 9.250%, due 06/15/2008, (a)
            Cost--$70,661; Acquired--06/13/2001 & 06/26/2001 ......       70,000
                                                                    ------------
                                                                         365,775
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (10.9%)
  100,000   AirGate PCS, Inc., STEP (b) 0.000%/13.500%,
            due 10/01/2009 ........................................       58,500
   75,000   Allegiance Telecom, Inc., 12.875%, due 05/15/2008 .....       66,375
   75,000   Crown Castle International Corp., 10.750%,
            due 08/01/2011 ........................................       72,938
  100,000   EchoStar DBS Corp., 9.375%, due 02/01/2009 ............       98,500
  250,000   ICG Holdings, Inc., STEP (b) 0.000%/12.500%,
            due 05/01/2006 (c) (d) ................................       37,500
   25,000   Level 3 Communications, Inc., 11.000%, due 03/15/2008 .       11,125
   50,000   Liberty Media Group, 8.250%, due 02/01/2030 ...........       43,098
   45,000   Madison River Capital, LLC, 13.250%, due 03/01/2010 ...       21,825
   50,000   McLeodUSA, Inc., 9.500%, due 11/01/2008 ...............       28,250
   20,000   McLeodUSA, Inc., 11.375%, due 01/01/2009 ..............       12,700
   50,000   NTL Communciations Corp., Series B, 11.875%,
            due 10/01/2010 ........................................       33,500
   75,000   TeleCorp PCS, Inc., STEP 0.000%/11.625,
            due 04/15/2009 ........................................       47,250
   40,000   TeleCorp PCS, Inc., 10.625%, due 07/15/2010 ...........       37,800
   75,000   Triton PCS Holdings, Inc., STEP 0.000%/11.000%,
            due 05/01/2008 ........................................       60,844
                                                                    ------------
                                                                         630,205
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
DEPOSITORY INSTITUTIONS (1.4%)
$  75,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 ...... $     78,937
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (7.6%)
  110,000   AES Corp., 8.750%, due 12/15/2002 .....................      111,650
   75,000   Allied Waste Industries, Inc., Series B,
            7.875%, due 01/01/2009 ................................       73,687
   50,000   Calpine Corp., 7.875%, due 04/01/2008 .................       47,781
  100,000   CMS Energy Corp., 9.875%, due 10/15/2007 ..............      104,361
  100,000   Mission Energy Holding Co., 13.500%,
            due 07/15/2008, (a) Cost--$97,790;
            Acquired--06/27/2001 ..................................       99,000
                                                                    ------------
                                                                         436,479
                                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (4.7%)
   60,000   Alamosa Delaware, Inc., 12.500%, due 02/01/2011, (a)
            Cost--$53,854; Acquired--06/21/2001 & 06/29/2001 ......       54,300
   70,000   Alamosa PCS Holdings, Inc., STEP (b) 0.000%/12.875%,
            due 02/15/2010 ........................................       32,550
   50,000   Hexcel Corp., 9.750%, due 01/15/2009, (a)
            Cost--$48,501; Acquired--06/26/2001 ...................       48,375
   50,000   Hexcel Corp., 9.750%, due 01/15/2009 ..................       48,375
   50,000   Juno Lighting, Inc., 11.875%, due 07/01/2009 ..........       48,250
   50,000   U.S. Industries, Inc., 7.125%, due 10/15/2003 .........       37,750
                                                                    ------------
                                                                         269,600
                                                                    ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
AND TRANSPORTATION EQUIPMENT (4.1%)
   60,000   Alliant Techsystems, Inc., 8.500%,
            due 05/15/2011, (a) Cost--$60,000;
            Acquired--05/09/2001 ..................................       60,900
  100,000   BE Aerospace, Inc., 8.875%, due 5/01/2011, (a)
            Cost--$99,001; Acquired--06/26/2001 ...................       99,500
   40,000   Crown Cork & Seal Co., Inc., 7.375%, due 12/15/2026 ...       14,600
   40,000   Park-Ohio Industries, Inc. 9.250%, due 12/01/2007 .....       32,800
   30,000   U.S. Can Corp., 12.375%, due 10/01/2010, (a)
            Cost--$29,758; Acquired--12/20/2000 ...................       30,450
                                                                    ------------
                                                                         238,250
                                                                    ------------
FOOD AND KINDRED PRODUCTS (1.8%)
  100,000   Del Monte Foods Co., 9.250%, due 05/15/2011, (a)
            Cost--$100,875; Acquired--05/03/2001 & 06/26/2001 .....      102,500
                                                                    ------------
GENERAL MERCHANDISE STORE (2.5%)
   50,000   J. C. Penney Company, Inc., 7.375%, due 06/15/2004 ....       47,975
   60,000   Saks, Inc., 7.250%, due 12/01/2004 ....................       56,700
   50,000   ShopKo Stores, Inc. 6.500%, due 08/15/2003 ............       39,624
                                                                    ------------
                                                                         144,299
                                                                    ------------
HEALTH SERVICES (4.7%)
   25,000   HEALTHSOUTH Corp., 6.875%, due 06/15/2005 .............       24,068
   20,000   HEALTHSOUTH Corp., 10.750%, due 10/01/2008, (a)
            Cost--$21,017; Acquired--02/02/2001 ...................       21,633
   25,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008 .       12,625
   90,000   Matria Healthcare, Inc., 11.000%, due 05/01/2008, (a)
            Cost--$84,150; Acquired--06/29/01 .....................       84,150
   50,000   Tenet Healthcare Corp., 8.625%, due 12/01/2003 ........       51,558
   75,000   Triad Hospitals, Inc., 8.750%, due 05/01/2009, (a)
            Cost--$75,000; Acquired--04/20/2001 ...................       76,688
                                                                    ------------
                                                                         270,722
                                                                    ------------
HOTELS, OTHER LODGING PLACES (4.2%)
  110,000   HMH Properties, Inc., 8.450%, due 12/01/2008 ..........      107,525
   75,000   MGM Mirage, Inc., 9.750%, due 06/01/2007 ..............       80,437


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$  50,000   Park Place Entertainment Corp., 8.875%,
            due 09/15/2008 ........................................ $     51,500
                                                                    ------------
                                                                         239,462
                                                                    ------------
LEATHER AND LEATHER PRODUCTS (1.5%)
  100,000   Samsonite Corp., 10.750%, due 06/15/2008 ..............       84,000
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.5%)
  100,000   Fisher Scientific International, Inc., 9.000%,
            due 02/01/2008 ........................................       99,000
  110,000   Universal Hospital Services, Inc., 10.250%,
            due 03/01/2008 ........................................      100,788
                                                                    ------------
                                                                         199,788
                                                                    ------------
METAL MINING (0.4%)
   50,000   Golden Northwest Aluminum, Inc., 12.000%,
            due 12/15/2006 ........................................       22,750
                                                                    ------------
MOTION PICTURES (0.8%)
   50,000   Cinemark USA, Inc., Series B, 9.625%,
            due 08/01/2008 ........................................       44,250
                                                                    ------------
OIL AND GAS EXTRACTION (1.7%)
  100,000   Pogo Producing Co., Series B, 8.250%,
            due 04/15/2011 ........................................      100,500
                                                                    ------------
PAPER AND ALLIED PRODUCTS (2.9%)
   60,000   Platex Products, Inc., 9.3750%, due 06/01/2011, (a)
            Cost--$60,000; Acquired--05/08/2001 ...................       61,350
  110,000   Riverwood International Corp., 10.875%,
            due 04/01/2008 ........................................      106,150
                                                                    ------------
                                                                         167,500
                                                                    ------------
PERSONAL SERVICES (1.3%)
   40,000   Service Corp. International, 7.375%, due 04/15/2004 ...       36,700
   50,000   Service Corp. International, 6.500%, due 03/15/2008 ...       40,500
                                                                    ------------
                                                                          77,200
                                                                    ------------
PHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (0.5%)
   40,000   NEXTLINK Communications, Inc., 10.750%,
            due 11/15/2008 ........................................       13,000
   35,000   Williams Communications Group, Inc., 11.875%,
            due 08/01/2010 ........................................       14,700
                                                                    ------------
                                                                          27,700
                                                                    ------------
PRIMARY METAL INDUSTRIES (3.3%)
   75,000   Century Aluminum Co., 11.750%, due 04/15/2008, (a)
            Cost--$74,129; Acquired--03/28/2001 ...................       78,375
   40,000   Kaiser Aluminum Corp., 12.750%, due 02/01/2003 ........       35,800
   75,000   NS Group, Inc., 13.500%, due 07/15/2003 ...............       76,875
                                                                    ------------
                                                                         191,050
                                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.8%)
   50,000   PRIMEDIA, Inc., 8.875%, due 05/15/2011, (a)
            Cost--$47,626; Acquired--06/26/2001 ...................       46,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (2.3%)
   50,000   Felcor Lodging LP, 7.375%, due 10/01/2004 .............       49,146
  100,000   JDN Realty Corp., 6.950%, due 08/01/2007 ..............       83,062
                                                                    ------------
                                                                         132,208
                                                                    ------------
REAL ESTATE OPERATOR, AGENTS, MANAGERS (1.8%)
   37,000   Stewart Enterprises, Inc. 6.400%, due 05/01/2003 ......       35,558
   65,000   Stewart Enterprises, Inc. 10.750%, due 07/01/2008, (a)
            Cost--$25,000; Acquired--06/19/2001 ...................       67,275
                                                                    ------------
                                                                         102,833
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
STONE, CLAY, GLASS, AND CONCRETE PRODUCTS (1.0%)
$  70,000   Owens-Illinois, Inc., 7.850%, due 05/15/2004 .......... $     56,350
                                                                    ------------
TRANSPORTATION BY AIR (1.6%)
   50,000   Amtran, Inc., 10.500%, due 08/01/2004 .................       44,250
   50,000   United Air Lines, Inc. 9.000%, due 12/15/2003 .........       50,383
                                                                    ------------
                                                                          94,633
                                                                    ------------
TRANSPORATION EQUIPMENT (0.7%)
   60,000   Eagle-Picher Industries, Inc., 9.3750%,
            due 03/01/2008 ........................................       40,650
                                                                    ------------
WHOLESALE TRADE--DURABLE GOODS (1.5%)
   40,000   Briggs & Stratton Corp., 8.875%,
            due 03/15/2011, (a) Cost--$39,185;
            Acquired--05/09/2001 ..................................       40,600
   50,000   Physcian Sales & Service, Inc., 8.500%,
            due 10/01/2007 ........................................       47,000
                                                                    ------------
                                                                          87,600
                                                                    ------------
WHOLESALE TRADE--NON-DURABLE GOODS (1.7%)
   50,000   PharMerica, Inc., 8.3750%, due 04/01/2008 .............       48,250
   60,000   Terra Industries, Inc., Series B, 10.500%,
            due 06/15/200 .........................................       49,200
                                                                    ------------
                                                                          97,450
                                                                    ------------
            TOTAL CORPORATE BONDS (COST $5,016,961) ...............    4,925,603
                                                                    ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (10.1%)
   30,000   Alliance Atlantis Communications, Inc., 13.000%,
            due 12/15/2009 ........................................       31,650
   80,000   CanWest Media, Inc., 10.625%, due 05/15/2001, (a)
            Cost--$80,208; Acquired--05/10/2001 & 06/26/2001 ......       81,600
   50,000   Charter Communications, Inc., 11.125%,
            due 01/15/2011 ........................................       53,000
   25,000   Crown Cork & Seal Co., Inc., 6.750%, due 12/15/2003 ...       11,375
   90,000   Global Crossing Ltd., 9.125%, due 11/15/2006 ..........       71,325
   75,000   IMAX Corp., 7.875%, due 12/01/2005 ....................       39,750
   50,000   Murrin Murrin Holdings Property, 9.375%,
            due 08/31/2007 ........................................       42,250
  140,000   Quebecor Medica, Inc., 11.125%, due 07/15/2011, (a)
            Cost--$136,912; Acquired--06/28/2001 ..................      137,346
   50,000   Station Casinos, Inc., 8.3750%, due 02/15/2008 ........       50,438
   50,000   Tembec, Inc., 8.500%, due 02/01/2011, (a)
            Cost--$50,999; Acquired--06/05/2001 ...................       51,250
   30,000   United Pan-Europe Communications N.V.,
            Series B, 11.250%, due 02/01/2010 .....................       11,400
                                                                    ------------
            TOTAL INTERNATIONAL/YANKEE (COST $606,089) ............      581,384
                                                                    ------------
PREFERRED STOCKS (3.8%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.1%)
      146   Nextel Communications, Inc.,
            Series D, PIK (b), 13.000% ............................       90,625
      108   Rural Cellular Corp., Series B, PIK (b), 11.375% ......       90,118
                                                                    ------------
                                                                         180,743
                                                                    ------------
PUBLISHING (0.7%)
      500   PRIMEDIA, Inc., Series D, 10.000% .....................       41,125
                                                                    ------------
            TOTAL PREFERRED STOCKS (COST $264,536) ................      221,868
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (21.4%)
1,235,000   AIM Liquid Asset Portfolio ........................... $  1,235,000
                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $1,235,000) (21.4%)    1,235,000
                                                                   ------------

TOTAL INVESTMENTS (COST $7,122,586) (120.8%) .....................    6,963,855
                                                                   ------------
Liabilities, less other assets (-20.8%) ..........................   (1,198,870)
                                                                   ------------
TOTAL NET ASSETS (100.0%) ........................................ $  5,764,985
                                                                   ------------

-------------------------------------------------------------------

(a)  Restricted under Rule 144A of the Securities Act of 1933.

(b)  PIK--Payment In Kind.
     STEP--Bonds where the coupon increases or steps up at a predetermined rate.

(c)  Security in default.

(d)  Non-income producing.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
FIXED INCOME PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

     During the first half of 2001, the market experienced one of the most aggressive easing policies by any Federal Open Market Committee. Since January, the Federal Reserve has lowered short-term interest rates by 275 basis points--a near 50% decline! Now, the focus of the capital markets is whether the Fed easing is enough to stimulate meaningful economic growth.

     While the U.S. economy has slowed dramatically, we do not expect to experience a recession. In fact, several economic indicators, including the National Association of Purchasing Managers index, housing starts, auto sales and consumer confidence, demonstrate an improving economy. For this to be a sustained turnaround, the U.S. consumer needs to keep spending and businesses need to begin investing.

     The U.S. consumer has never been shy about spending. The Fed's aggressive move to lower rates had as much to do with propping up consumer confidence as it did with helping to ease the interest-rate burden for our heavy debt load. So far, we have not seen a reduction in housing values around the country, as was experienced in the recession of the early 1990s. This is helping to preserve the "wealth effect" and support consumption in the face of a deteriorating employment picture.

     To date, the list of companies announcing corporate restructuring and layoffs includes Citigroup, Nortel, Merrill Lynch, Deere, Federal Express and Nokia. No industry is immune, as corporations struggle to control expenses and prop up deteriorating profit margins. Nortel is noteworthy not only for its announced layoffs but also for the $19.2 billion charge it took to second-quarter earnings.

     This economic slowdown is not confined to the United States. In fact, the global economic slowdown is also affecting Asia, Latin America and Europe. The unusual strength in the U.S. dollar has hampered earnings for many domestic companies with sales overseas. Interestingly, the amount of foreign investment in the U.S. capital markets was larger in the second quarter of 2001 than it was during the fourth quarter of 1998, which was the height of the global financial crisis.

     So what does this mean for the bond markets and for the Conseco Capital Management style of investing? We believe there are still wonderful investment opportunities in the investment-grade sector. However, after the aggressive Fed easing, we expect to see strong returns from the high-yield sector of the bond market going into year-end. We are still overweight in the corporate sector and see value in certain telecom, industrial and cyclical credits. We are under weighting the bank and retail sectors, because their valuations appear excessive. In spite of the lagging performance of the MBS/ABS sectors, we are increasing exposure to certain MBS securities in an effort to increase the income of the portfolio.




Gregory J. Hahn, CFA
Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS (56.1%)

AMUSEMENT AND RECREATIONAL SERVICES (0.2%)
$ 100,000   Mirage Resorts, Inc., 6.625%, due 02/01/2005 .......... $     98,825
                                                                    ------------
BUSINESS SERVICES (0.5%)
  205,000   Cendant Corp., 7.750%, due 12/01/2003 .................      208,807
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (0.6%)
  300,000   Lyondell Chemical Co., Series A, 9.625%,
            due 05/01/2007 ........................................      299,250
                                                                    ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (6.4%)
  270,000   AT&T Wireless Group, 8.750%, due 03/01/2031, (a)
            Cost--$269,770; Acquired--03/01/2001 ..................      281,270
  275,000   Chancellor Media CCU, 8.000%, due 11/01/2008 ..........      286,000
  200,000   Charter Communications Holdings, LLC, 10.750%,
            due 10/01/2009 ........................................      211,500
  125,000   Crown Castle International Corp., 9.375%,
            due 08/01/2011 ........................................      113,437
  125,000   Insight Midwest LLP, 10.500%, due 11/01/2010, (a)
            Cost--$123,187; Acquired--11/01/2000 ..................      132,500
  125,000   Nextel Communications, Inc., 9.375%,
            due 11/15/2009 ........................................       99,375
  350,000   Qwest Capital Funding Inc., 7.750%, due 02/15/2031, (a)
            Cost--$347,046; Acquired--04/11/2001 ..................      344,290
  375,000   Qwest Capital Funding Inc., 6.875%, due 07/15/2028 ....      331,096
  200,000   Sprint Capital Corp., 7.125%, due 01/30/2006 ..........      201,940
  300,000   TeleCorp PCS, Inc., 10.625%, due 07/15/2010 ...........      283,500
  675,000   WorldCom, Inc., 8.250%, due 05/15/2031 ................      663,889
                                                                    ------------
                                                                       2,948,797
                                                                    ------------
DEPOSITORY INSTITUTIONS (5.0%)
  175,000   Bank of Hawaii, 6.875%, due 06/01/2003 ................      177,227
  275,000   Dime Bancorp, Inc., 9.000%, due 12/19/2002 ............      285,036
  750,000   St. Paul Bancorp, Inc., 7.125%, due 02/15/2004 ........      766,178
  250,000   Sovereign Bancorp, Inc., 10.250%, due 05/15/2004 ......      263,125
  500,000   Union Planters Bank, National Association, 6.500%,
            due 03/15/2008 ........................................      474,262
   35,000   Wells Fargo Financial, Inc., 5.375%, due 09/30/2003 ...       35,100
  300,000   Zions Bancorp., 6.950%, due 05/15/2011, (a)
            Cost--$300,045; Acquired--05/21/2001 & 05/30/2001 .....      300,392
                                                                    ------------
                                                                       2,301,320
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (21.6%)
  600,000   AES Eastern Energy, 9.000%, due 01/02/2017, (a)
            Cost--$582,547; Acquired--03/27/2000 ..................      614,517
  250,000   AES Corp., 8.750%, due 12/15/2002 .....................      253,750
  375,000   Allegheny Energy Supply, 7.800%, due 03/15/2011, (a)
            Cost--$374247; Acquired--03/09/2001 ...................      381,492
  225,000   Allied Waste North America, 8.875%, due 04/01/2008, (a)
            Cost--$226,987; Acquired--01/25/2001 & 02/28/2001 .....      232,031
  200,000   Amerenergy Generating, Series C, 7.750%, due 11/01/2005      207,284
  400,000   Calpine Corp., 8.500%, due 02/15/2011 .................      386,232
  265,000   CMS Energy Corp., 8.500%, due 04/15/2011 ..............      257,802
  283,498   East Coast Power LLC, 6.737%, due 03/31/2008 ..........      284,092
   50,000   El Paso Natural Gas, 7.500%, due 11/15/2026 ...........       47,608
  250,000   Kinder Morgan Energy Partners, L.P., 8.000%,
            due 03/15/2005 ........................................      264,730
  350,000   MCN Investment Corp., 6.350%, due 04/02/2002 ..........      349,704
  650,000   Midwest Generation LLC, 8.560%, due 01/02/2016, (a)
            Cost--$650,000; Acquired--08/17/2000 ..................      625,481
1,000,000   Mirant Americas Generation, 9.125%,
            due 05/01/2031, (a) Cost--$993,717;
            Acquired--04/26/2001 ..................................    1,035,832



   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 575,000   NRG Energy, Inc., 8.000%, due 11/01/2003 .............. $    598,486
  400,000   Pinnacle West Capital Corp., 6.400%, due 04/01/2006 ...      392,484
  100,000   Pinnacle Partners, 8.830%, due 08/15/2004, (a)
            Cost--$100,000; Acquired--08/02/2000 ..................      104,035
  290,000   Progress Energy, 6.550%, due 03/01/2004 ...............      295,770
1,000,000   PSEG Energy Holdings, 9.125%, due 02/10/2004 ..........    1,040,677
  100,000   PSEG Energy Holdings, 8.625%, due 02/15/2008 ..........      100,956
  245,000   PSI Energy, Inc., 6.650%, due 06/15/2006, (a)
            Cost--$244,566; Acquired--06/15/2001 ..................      242,363
  375,000   Sempra Energy, 6.950%, due 12/01/2005 .................      369,309
  350,000   Southern Energy, Inc., 9.125%, due 06/30/2017, (a)
            Cost--$350,000; Acquired--12/07/2000 ..................      362,525
  300,000   Tennessee Gas Pipeline, 7.000%, due 10/15/2028 ........      276,023
  600,000   TXU Corp., 7.625%, due 10/15/2002 .....................      616,929
  400,000   Waste Management, Inc., 6.625%, due 07/15/2002 ........      401,748
  280,000   Williams Companies, Inc., 6.200%, due 08/01/2002 ......      282,622
                                                                    ------------
                                                                      10,024,482
                                                                    ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.2%)
  100,000   EchoStar Broadband Corp. , 10.375%, due 10/01/2007 ....      100,500
                                                                    ------------
HEALTH SERVICES (0.3%)
  125,000   HEALTHSOUTH Corp., 8.500%, due 02/01/2008 .............      126,671
                                                                    ------------
HOTELS, OTHER LODGING PLACES (0.8%)
  175,000   HMH Properties, Inc., 8.450%, due 12/01/2008 ..........      171,063
  175,000   Park Place Entertainment, 8.875%, due 09/15/2008 ......      180,250
                                                                    ------------
                                                                         351,313
                                                                    ------------
INSURANCE CARRIERS (0.9%)
  150,000   Delphi Financial Group, Inc., 8.000%, due 10/01/2003 ..      153,030
  255,000   Florida Windstrorm, Series MBIA, 6.850%,
            due 08/25/2007 ........................................      258,173
                                                                    ------------
                                                                         411,203
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (2.1%)
  375,000   Raytheon Co., 7.900%, due 03/01/2003 ..................      384,566
  400,000   Raytheon Co., 8.200%, due 03/01/2006 ..................      415,278
  200,000   Universal Hospital Services, 10.250%, due 03/01/2008 ..      183,250
                                                                    ------------
                                                                         983,094
                                                                    ------------
MOTION PICTURES (0.6%)
  325,000   Liberty Media Corp., 8.250%, due 02/01/2030 ...........      280,140
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (0.5%)
  225,000   Bombardier Capital, Inc., Series MTNA, 6.125%,
            due 06/29/2006 ........................................      222,387
                                                                    ------------
OIL AND GAS EXTRACTION (3.9%)
  500,000   El Paso CGP Co., 6.700%, due 02/15/2027 ...............      499,721
  200,000   Occidental Petroleum Corp., 6.400%, due 04/01/2003 ....      202,988
  250,000   Pride Petroleum Services, Inc., 9.375%, due 05/01/2007       263,750
  800,000   Yosemite Securities Trust I, 8.250%,
            due 11/15/2004, (a) Cost--$799,784;
            Acquired--11/04/1999 ..................................      825,409
                                                                    ------------
                                                                       1,791,868
                                                                    ------------


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
PAPER AND ALLIED PRODUCTS (3.0%)
$ 450,000   Georgia-Pacific Corp., 7.500%, due 05/15/2006 ......... $    452,766
  325,000   Georgia-Pacific Corp., 8.875%, due 05/15/2031 .........      326,246
  250,000   Potlatch Corp., 6.250%, due 03/15/2002 ................      251,639
  115,000   Riverwood International, 10.875%, due 04/01/2008 ......      110,975
  250,000   Tenneco Packaging, 7.950%, due 12/15/2025 .............      234,155
                                                                    ------------
                                                                       1,375,781
                                                                    ------------
PERSONAL SERVICES (0.6%)
  300,000   Service Corp. International, 6.000%, due 12/15/2005 ...      250,500
   35,000   Stewart Enterprises, 10.750%, due 07/01/2008, (a)
            Cost--$35,000; Acquired--06/19/2001 ...................       36,225
                                                                    ------------
                                                                         286,725
                                                                    ------------
PETROLEUM REFINING AND RELATED INDUSTRIES (0.6%)
   50,000   Norsk Hydro ASA, 8.400%, due 07/15/2004 ...............       53,042
   50,000   Pennzoil Co., 10.125%, due 11/15/2009 .................       59,888
  150,000   Pennzoil Co., 10.250%, due 11/01/2005 .................      172,383
                                                                    ------------
                                                                         285,313
                                                                    ------------
PIPE LINES, EXCEPT NATURAL GAS (2.8%)
  900,000   Dynergy-Roseton Danskamme, 7.670%, due 11/08/2016, (a)
            Cost--$900,000; Acquired--05/01/2001 ..................      894,317
  425,000   WCG Note Trust, 8.250%, due 03/15/2004, (a)
            Cost--$675,000; Acquired--03/22/2001 ..................      423,604
                                                                    ------------
                                                                       1,317,921
                                                                    ------------
PRINTING, PUBLISHING, AND ALLIED INDUSTRIES (0.2%)
  125,000   Quebecor Media, Inc., 11.125%, due 07/15/2011, (a)
            Cost--$122,243; Acquired--06/28/2001 ..................      122,630
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
  250,000   Colonial Realty, L.P., 7.500%, due 07/15/2001 .........      250,139
  200,000   Corporate Property Investors, Inc., 9.000%,
            due 03/15/2002, (a) Cost--$203,776;
            Acquired--03/17/1998 ..................................      204,729
  150,000   Felcor Lodging, L.P., 8.500%, due 06/01/2011, (a)
            Cost--$148,764; Acquired--05/24/2001 ..................      144,000
                                                                    ------------
                                                                         598,868
                                                                    ------------
RUBBER AND MISCELANEOUS PLASTIC PRODUCTS (0.2%)
   75,000   Applied Exrusion Technology, 10.750%,
            due 07/01/2011, (a) Cost--$73,866;
            Acquired--06/12/2001 ..................................       76,125
                                                                    ------------
SECURITY AND COMMODITY BROKERS (0.7%)
  325,000   Lehman Brothers Holdings, Inc.,
            Series E, MTN, 6.250%, due 05/15/2006 .................      324,513
                                                                    ------------
TOBACCO PRODUCTS (1.5%)
  250,000   Philip Morris Companies, Inc., 7.500%,
            due 04/01/2004 ........................................      260,597
  250,000   R.J. Reynolds Tobacco Holdings, Inc., 7.375%,
            due 05/15/2003 ........................................      253,575
  175,000   Universal Corp., 7.500%, due 01/26/2004 ...............      183,081
                                                                    ------------
                                                                         697,253
                                                                    ------------
TRANSPORTATION BY AIR (0.3%)
  139,321   Delta Air Lines, Inc., 8.540%, due 01/02/2007 .........      140,831
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.3%)
  225,000   Daimler-Chrysler, 6.400%, due 05/15/2006 ..............      223,372


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 375,000   Textron, Inc., 5.950%, due 03/15/2004 ................. $    377,263
                                                                    ------------
                                                                         600,635
                                                                    ------------
            TOTAL CORPORATE BONDS (COST $25,716,154) ..............   25,975,252
                                                                    ------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) (7.2%)
  300,000   Abitibi-Consolidated Inc., 8.300%, due 08/01/2005 .....      315,858
  450,000   British Telecommunications plc, 7.625%,
            due 12/15/2005, (b) STEP ..............................      472,733
  475,000   Fosters Finance Corp., 6.875%, due 06/15/2011, (a)
            Cost--$474,119; Acquired--06/12/2001 ..................      471,536
  125,000   Global Crossing Ltd., 9.125%, due 11/15/2006 ..........       99,063
  500,000   PanAmerican Beverage, Inc., 8.125%, due 04/01/2003 ....      503,584
  175,000   Pemex Finance, Ltd., 9.030%, due 02/15/2011 ...........      191,118
  350,000   Republic of South Africa, 9.125%, due 05/19/2009 ......      378,875
  600,000   Telus Corp., 8.000%, due 06/01/2011 ...................      614,377
  300,000   West Fraser Mill, 7.250%, due 09/15/2002, (a)
            Cost--$297,753; Acquired--09/26/1995 ..................      305,948
                                                                    ------------
            TOTAL INTERNATIONAL/YANKEE (COST $3,283,621) ..........    3,353,092
                                                                    ------------
MUNICIPAL BONDS (2.7%)
  200,000   Azusa Pacific University California, Revenue,
            7.250%, due 04/01/2009 ................................      206,772
  175,000   Decatur Texas Housing Authority, Housing Revenue,
            7.750%, due 09/01/2009 ................................      164,143
   72,000   Fort Worth Texas, Higher Education, Finance Corp.,
            Revenue, 7.500%, due 10/01/2006 .......................       73,038
  505,000   North Carolina Eastern Municipal Power Agency Revenue,
            7.050%, due 01/01/2007 ................................      512,307
  290,000   Reeves County Texas Certificate of Participation,
            7.250%, due 06/01/2011 ................................      285,957
                                                                    ------------
            TOTAL MUNICIPAL BONDS (COST $1,224,255) ..............     1,242,217
                                                                    ------------
ASSET BACKED SECURITIES (5.2%)
  165,287   Bear Stearns Commercial Mortgage Securities, Inc.,
            99-C1 A1, 5.910%, due 05/14/2008 ......................      164,885
  500,000   Chase Funding Mortgage Loan, 99-2 IA2, 6.860%,
            due 12/26/2024 ........................................      511,848
  100,000   COMED Transitional Funding Trust, 98-1 A7, 5.740%,
            due 12/25/2010 ........................................       97,370
  500,000   Contimortgage Home Equity Loan Trust, 98-2 A7, 6.570%,
            due 03/15/2023 ........................................      502,578
   42,916   First Union-Chase Commercial Mortgage, 99-C2 A1,
            6.363%, due 06/15/2008 ................................       43,452
  200,000   First Union Lehman Bros Commercial Mortgage Trust,
            97-C2 A2, 6.600%, due 05/18/2007 ......................      204,237
  328,776   GMAC Commercial Mortgage Securities, Inc.,
            99-C1 A1, 5.830%, due 05/15/2033 ......................      327,564
  249,641   Nationslink Funding Corp., 98-2 A1, 6.001%,
            due 08/20/2030 ........................................      250,075
  275,000   Residential Funding Mortgage Securities I, 00-HI1 AI5,
            7.960%, due 12/25/2014 ................................      288,350
                                                                    ------------
            TOTAL ASSET BACKED SECURITIES (COST $2,358,875) .......    2,390,359
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
      133   Bank of America Mortgage Securities, 00-5 A1,
            7.750%, due 10/25/2030 ................................          135
  300,000   Bank of America Mortgage Securities, 01-7A1,
            6.750%, due 06/25/2031 ................................      298,781
  149,696   Countrywide Home Loans, 01-11 A2, 6.500%,
            due 07/25/2031 ........................................      149,815
  240,866   Paine Webber Mortgage Acceptance Corp.,
            99-4 2B1, 6.315% due 01/28/2009 .......................      240,698
  166,752   PNC Mortgage Securities Corp., 6.250%,
            due 02/25/2029 ........................................      167,586
  300,000   Residential Funding Mortgage Securities, 00-HI4 AI2,
            7.390%, due 04/25/2011 ................................      308,405
  105,678   Rural Housing Trust, 87-1 3B, 7.330%, due 04/01/2026 ..      109,186


   The accompanying notes are an integral part of these financial statements.

Conseco Series Trust
FIXED INCOME PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 450,000   Vende Mortgage Trust, 01-2 D, 6.750%, due 06/01/2031 .. $    456,891
                                                                    ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (COST $1,713,846) .....................................    1,731,497
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (17.7%)
  110,473   Federal Home Loan Mortgage Corp.,
            #G00479, 9.000%, due 04/01/2025 .......................      118,284
  329,170   Federal Home Loan Mortgage Corp.,
            #G00943, 6.000%, due 07/01/2028 .......................      318,439
   27,859   Federal Home Loan Mortgage Corp.,
            #C00712, 6.500%, due 02/01/2029 .......................       27,563
3,566,965   Federal Home Loan Mortgage Corp.,
            #50964, 6.500%, due 05/01/2031 ........................    3,516,625
  499,587   Federal Home Loan Mortgage Corp.,
            #C52729, 6.500%, due 06/01/2031 .......................      492,537
  100,000   Federal Home Loan Mortgage Corp.,
            #C53685, 6.500%, due 07/01/2031 .......................       98,589
   15,529   Federal National Mortgage Assn.,
            #062289, 7.482%, due 03/01/2028 .......................       15,886
   85,808   Federal National Mortgage Assn.,
            #349410, 7.000%, due 08/01/2026 .......................       86,675
   25,056   Government National Mortgage Assn.,
            #354859, 9.000%, due 07/15/2024 .......................       26,941
    1,042   Government National Mortgage Assn.,
            #056522, 14.000%, due 08/15/2012 ......................        1,223
    1,236   Government National Mortgage Assn.,
            #051699, 15.000%, due 07/15/2011 ......................        1,476
1,135,000   U.S. Treasury Strips, 0.000%, due 11/15/2027 ..........      238,153
2,070,000   U.S. Treasury Note, 5.000%, due 02/15/2011 ............    2,009,196
1,165,000   U.S. Treasury Note, 6.250%, due 05/15/2030 ............    1,235,811
                                                                    ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (COST $8,291,436) .....................................    8,187,398
                                                                    ------------
PREFERRED STOCKS (1.0%)

INSURANCE CARRIERS (0.9%)
   16,000   Lincoln National Capital, TOPrs (b), 6.400% ...........      407,000
                                                                    ------------
MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (0.1%)
    2,102   River Holding Corp., Series B, PIK (b), 11.500% .......       48,879
                                                                    ------------
            TOTAL PREFERRED STOCKS (COST $550,000) ................      455,879
                                                                    ------------
SHORT-TERM INVESTMENTS (4.9%)

COMMERCIAL PAPER (4.7%)
2,200,000   UBS Finance, 4.140%, due 07/02/2001 ...................    2,199,747
                                                                    ------------
MONEY MARKET (0.2%)
   75,000   AIM Liquid Asset Portfolio ............................       75,000
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $2,274,747) ........    2,274,747
                                                                    ------------
TOTAL INVESTMENTS (COST $45,412,934) (98.5%) ......................   45,610,441
                                                                    ------------
Other assets, less liabilities (1.5%) .............................      683,659
                                                                    ------------
TOTAL NET ASSETS (100.0%) ......................................... $ 46,294,100
                                                                    ------------

-------------------------------------------------------------------

(a) Restricted under Rule 144A of the Securities Act of 1933.

(b) PIK--Payment In Kind.
    STEP--Bonds where the coupon increases or steps up at a predetermined rate. TOPrS--Trust Originated Preferred Securities.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
GOVERNMENT SECURITIES PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

     During the first half of 2001, the market experienced one of the most aggressive easing policies by any Federal Open Market Committee. Since January, the Federal Reserve has lowered short-term interest rates by 275 basis points--nearly a 50% decline! Now, the focus of the capital markets is on whether or not the Fed's easing is enough to stimulate meaningful economic growth.

     Our investment strategy has been to invest in short-duration mortgage and asset-backed securities, taxable municipal bonds and corporate notes while maintaining a healthy exposure to treasuries in the intermediate and long end. This strategy worked well in the second quarter of 2001. With treasuries underperforming in the broader market, the income advantage built into the Portfolio in the short end provided exceptional returns. Consistent with the Portfolio's investment objective, the diversification across various sectors lends itself to achieving a higher level of income with reduced volatility.

     Our strategy will be to maintain the Portfolio's exposure to spread product in the short end with U.S. Treasuries filling out the rest of the curve. We will continue to use mortgage-backed securities to add income while closely monitoring the Federal Reserve's next move. This is consistent with our strategy of structuring a high level of income in the portfolio while at the same time maintaining a high level of diversification. Our expectation is that spreads will continue to tighten during the remainder of 2001, offering incremental return to investors. In addition, as the Federal Reserve completes its interest-rate reductions, we expect that the treasury curve will flatten; this would provide exceptional returns for the long-dated securities.




Gregory J. Hahn, CFA
Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS (0.4%)

INSURANCE COMPANIES (0.4%)
    4,000   Lincoln National Capital Corp., 6.400%, TOPrS (a) ..... $    101,750
                                                                    ------------
            TOTAL PREFERRED STOCKS (COST $100,000) ................      101,750
                                                                    ------------
CORPORATE BONDS (17.6%)

COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.5%)
$ 150,000   MCI Communications Inc., 6.125%, due 04/15/2012 .......      151,153
                                                                    ------------
DEPOSITORY INSTITUTIONS (4.2%)
  100,000   Bank of Hawaii, 6.875%, due 06/01/2003 ................      101,273
  200,000   Dime Bancorp, Inc., 7.000%, due 07/25/2001 ............      200,189
  250,000   First Union Corp., 7.550%, due 08/18/2005 .............      264,141
  150,000   Nationsbank Corp., 6.500%, due 08/15/2003 .............      154,052
  150,000   Wachovia Corp., 6.925%, due 10/15/2003 ................      156,061
  300,000   Wells Fargo & Co., 5.375%, due 09/30/2003 .............      300,859
                                                                    ------------
                                                                       1,176,575
                                                                    ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (1.1%)
  140,000   Progress Energy Inc., 6.550%, due 03/01/2004 ..........      142,785
  175,000   Sempra Energy, 6.950%, due 12/01/2005 .................      172,344
                                                                    ------------
                                                                         315,129
                                                                    ------------
INSURANCE CARRIERS (1.2%)
  125,000   Aon Corp., 6.900%, due 07/01/2004 .....................      128,247
  200,000   Florida Windstorm, 6.850%, due 08/25/2007 .............      202,489
                                                                    ------------
                                                                         330,736
                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (5.5%)
  150,000   Fannie Mae, 6.000%, due 02/23/2009 ....................      148,740
  650,000   Fannie Mae, 6.040%, due 02/25/2009 ....................      645,742
  500,000   Fannie Mae, 6.200%, due 04/01/2009 ....................      500,037
  100,000   Ford Motor Credit Co., 6.875%, due 02/01/2006 .........      101,408
  150,000   Household Finance Corp., 6.000%, due 05/01/2004 .......      151,514
                                                                    ------------
                                                                       1,547,441
                                                                    ------------
OIL AND GAS EXTRACTION (0.4%)
  125,000   Enron CLN Trust II, 7.375%, due 05/15/2006, (b)
            Cost--$124,883; Acquired--05/17/2001 ..................      125,092
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (1.9%)
  225,000   Camden Property Trust, 6.750%, due 11/15/2001 .........      226,121
  150,000   EOP Operating LP., 7.375%, due 11/15/2003 .............      154,857
  150,000   Equity Residential Properties Trust, 7.500%,
            due 04/15/2004 ........................................      155,419
                                                                    ------------
                                                                         536,397
                                                                    ------------
SECURITY AND COMMODITY BROKERS (0.5%)
  150,000   Lehman Brothers Holdings, Inc., 6.250%,
            due 05/15/2006 ........................................      149,775
                                                                    ------------
TOBACCO (0.6%)
  100,000   Philip Morris Co. Inc., 7.500%, due 04/01/2004 ........      104,239


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$  75,000   Universal Corp., 7.500%, due 01/26/2004 ............... $     78,463
                                                                    ------------
                                                                         182,702
                                                                    ------------
TRANSPORTATION EQUIPMENT (1.7%)
  150,000   Daimler-Chrysler National Holdings, 6.400%,
            due 05/15/2003 ........................................      148,915
  150,000   General Motors Acceptance Co., 7.500%, due 07/15/2005 .      156,974
  175,000   Textron Financial Corp., 5.950%, due 03/15/2004 .......      176,056
                                                                    ------------
                                                                         481,945
                                                                    ------------
            TOTAL CORPORATE BONDS (COST $5,023,087) ...............    4,996,945
                                                                    ------------
MUNICIPAL BONDS (4.0%)
  280,000   Alaska Industrial Development & Export Auth.,
            6.625%, due 05/01/2006 ................................      279,454
  200,000   Azusa Pacific University California, Revenue,
            7.250%, due 04/01/2009 ................................      206,772
  330,000   Cherokee County Georgia Water and Sewer Authority,
            Revenue, 6.750%, due 08/01/2009 .......................      339,263
  300,000   Las Vegas, Nevada, 6.700%, due 07/01/2008 .............      304,803
                                                                    ------------
            TOTAL MUNICIPAL BONDS (COST $1,110,341) ...............    1,130,292
                                                                    ------------
ASSET BACKED SECURITIES (5.2%)
   41,322   Bear Stearns Commercial Mortgage Securities, Inc.,
            5.910%, due 05/14/2008 ................................       41,221
  100,000   Fingerhut Master Trust, 98-1 A, 6.070%,
            due 02/15/2005 ........................................      100,518
  250,000   GE Capital Mortgage Services, Inc., 99-HE3 A4,
            7.460%, due 07/25/2025 ................................      259,171
   19,214   IMC Home Equity Loan Trust, 96-1 A5, 6.290%,
            due 12/25/2013 ........................................       19,223
  100,000   Metris Master Trust, 98-1 A, 7.110%, due 10/20/2005 ...      101,561
  204,658   Residential Asset Securities Corp., 98-KS3 AI3,
            6.750%, due 08/25/2028 ................................      206,077
  325,000   Residential Asset Securities Corp., 99-KS2 A13,
            6.600%, due 06/25/2020 ................................      327,581
  100,000   Residential Asset Securitization Corp., 98-K3 A13,
            5.910%, due 08/25/2022 ................................      100,779
  147,218   The Money Store Home Equity Trust, 93-C A3, 5.750%,
            due 10/15/2022 ........................................      148,710
  180,000   The Money Store Home Equity Trust, 98A- AF5, 6.370%,
            due 12/15/2023 ........................................      182,840
                                                                    ------------
            TOTAL ASSET BACKED SECURITIES (COST $1,457,531) .......    1,487,681
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.0%)
  100,000   Bank of America Mortgage Securities, 01-6 1A1,
            6.500%, due 06/25/2031 ................................      100,069
   64,542   CMO Government National Mortgage Assn., 00-29 A,
            7.500%, due 09/01/2030 ................................       65,772
  104,357   Fanniemae Grantor Trust, 99-T2 A1, 7.500%,
            due 01/19/2039 ........................................      109,648
  250,000   Freddie Mac 20-C, 6.250%, due 07/15/2023 ..............      249,547
  145,549   GE Capital Mortgage Services, Inc., 98-12 2A1,
            6.600%, due 06/25/2028 ................................      147,282
   91,989   Housing Securities, Inc., 94-2 A1, 6.500%,
            due 07/25/2009 ........................................       93,794
  148,224   PNC Mortgage Securities Corp., 99-1 1A2, 6.2500%,
            due 02/25/2029 ........................................      148,966
  211,297   Residential Funding Mortgage Securities I, 97-S20 A,
            7.000%, due 12/25/2027 ................................      214,376
                                                                    ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (COST $1,108,765) .....................................    1,129,454
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (65.8%)
  100,000   Federal Home Loan Bank, 5.275%, due 11/20/2003 ........      100,891
  266,448   Federal Home Loan Mortgage Corp.,
            #C00910, 7.500%, due 01/01/2030 .......................      272,127


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

GOVERNMENT SECURITIES PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$3,000,000  Federal Home Loan Mortgage Corp.,
            #C01184, 6.500%, due 06/01/2031 ...................... $  2,957,661
  341,238   Federal Home Loan Mortgage Corp.,
            #C28063, 6.500%, due 07/01/2029 ......................      337,181
  181,608   Federal Home Loan Mortgage Corp.,
            #C29168, 6.500%, due 07/01/2029 ......................      179,449
  134,014   Federal Home Loan Mortgage Corp. Multi Family Pool,
            6.775%, due 11/01/2003 ...............................      134,907
  321,164   FGLMC Pool,
            #C01106, 7.000%, due 12/01/2030 ......................      323,376
   74,864   Federal Home Loan Mortgage Corp.,
            #D66012, 7.000%, due 11/01/2025 ......................       75,764
   36,027   Federal Home Loan Mortgage Corp.,
            #E00441, 7.500%, due 07/01/2011 ......................       37,213
   22,586   Federal National Mortgage Assn.,
            #190922, 7.500%, due 07/01/2001 ......................       22,804
  200,000   Federal National Mortgage Assn.,
            #042006, 5.650%, due 04/04/2006 ......................      199,449
    9,055   Federal National Mortgage Assn.,
            #174166, 8.000%, due 06/01/2002 ......................        9,108
   52,382   Federal National Mortgage Assn.,
            #303621, 6.000%, due 12/01/2002 ......................       53,037
   61,150   Federal National Mortgage Assn.,
            #303780, 7.000%, due 03/01/2026 ......................       61,827
  487,753   FGLMC Pool, #C01131, 6.500%, due 01/01/2031 ..........      481,230
  487,016   FGLMC Pool, #C01148, 6.500%, due 02/01/2031 ..........      480,503
    1,304   Government National Mortgage Assn.,
            #044522, 13.000%, due 03/15/2011 .....................        1,507
    4,299   Government National Mortgage Assn.,
            #119896, 13.000%, due 11/15/2014 .....................        4,968
  250,346   Government National Mortgage Assn.,
            #408675, 7.500%, due 01/15/2026 ......................      257,862
  975,000   U.S. Treasury Bond, 5.000%, due 02/15/2011 ...........      938,925
  375,000   U.S Treasury Bond, 5.250%, due 02/15/2029 ............      343,404
  924,000   U.S Treasury Bond, 6.125%, due 08/15/2029 ............      958,571
8,630,000   U.S Treasury Note, 4.625%, due 05-15-2006 ............    8,514,039
1,750,000   U.S. Treasury Bond, 6.250%, due 05/15/2030 ...........    1,856,368
  385,000   U.S. Treasury Strips, 0.000%, due 11/15/2027 .........       80,783
                                                                   ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (COST $18,670,894) ...................................   18,682,954
                                                                   ------------
SHORT- TERM INVESTMENTS (3.6%)
1,000,000   USB Finance, 4.140%, due 07/02/2001 ..................      999,885
   27,000   AIM Liquid Asset Portfolio ...........................       27,000
                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $1,026,885) .......    1,026,885
                                                                   ------------
TOTAL INVESTMENTS (COST $28,497,503) (100.6%) ....................   28,555,961
                                                                   ------------
Liabilities, less other assets (-0.6%) ...........................     (167,680)
                                                                   ------------
TOTAL NET ASSETS (100.0%) ........................................ $ 28,388,281
                                                                   ------------

-------------------------------------------------------------------

(a)  TOPrS--Trust Originated Preferred Securities.

(b)  Restricted under Rule 144A of the Securities Act of 1933.
     ADR--American Depository Receipt.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
MONEY MARKET PORTFOLIO


================================================================================
PORTFOLIO MANAGER'S REVIEW

     The first half of 2001 has proved volatile for all markets, including the money market. The questionable economy, along with an unsteady equity market, has caused worry for investors across all sectors. This year we have witnessed one of the most aggressive easing campaigns by any Federal Open Market Committee. After short-term borrowing costs surged at the end of 2000, the Federal Reserve (the "Fed") reduced the Fed Funds rate in January by 100 basis points ("bps"). The Fed did not stop there when economic data continued to indicate an economy in contraction. Year to date, the Fed has lowered the Fed Funds rate by an astounding 275 bps.

     Even though borrowing rates are at their most attractive levels since 1994, the amount of commercial paper ("CP") outstanding continues to decline. This is the result of reduced business investment and corporations opting to replace commercial paper with long-term debt. Through May, the CP market has seen a 13 percent decline in volume as compared to figures at the end of 2000. Financial institutions comprise about 80 percent of the outstanding CP, and their levels have remained fairly consistent. However, non-financial CP, has seen a decrease in volume of 22 percent as compared to levels at the end of 2000.

     We maintain a direct and committed strategy for the portfolio. With expectations of further Fed easings, we have extended the current average days to maturity from 30 to 60. This allows us to lock in higher yields in a declining interest-rate environment. We will maintain the current maturity of the portfolio until the market indicates an economic rebound.

     We still view commercial paper as the superior income vehicle for a money-market portfolio. Taxable municipal floating-rate bonds also provide significant yield advantage over other instruments; we intend to maintain our current exposure to this area to provide the desired diversification.




Gregory J. Hahn, CFA
Chief Investment Officer
Portfolio Manager
Conseco Capital Management, Inc.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS (14.1%)
$ 900,000   California Housing Financial Agency, 4.150%,
            due 08/01/2029 ........................................ $    900,000
  785,000   Community Health Systems, 4.350%, due 10/02/2003 ......      785,000
  600,000   Community Health Systems, 5.200%, due 10/01/2003 ......      600,000
1,000,000   County of Genesee, MI, 4.000%, due 03/01/2004 .........    1,000,000
1,000,000   Delzer Litho, Waukesha, WI, 4.050%, due 08/01/2015 ....    1,000,000
1,150,000   Golden Oval Eggs, 5.800%, due 07/01/2015 ..............    1,150,000
1,935,000   Indiana Development Financial Athority, 4.840%,
            due 05/01/2021 ........................................    1,935,000
  700,000   Kent County MI Tax, 4.000%, due 03/01/2004 ............      700,000
1,000,000   Rykoff-Sexton Inc., 4.000%, due 12/01/2026 ............    1,000,000
1,000,000   St. Francis Healthcare Hawaii, 4.350%,
            due 08/01/2012 ........................................    1,000,000
2,350,000   Transamerica Financial Corp., 6.125%, due 11/01/2001 ..    2,352,027
1,250,000   Whitley County Ind Holding, 7.000%, due 02/15/2019 ....    1,255,751
                                                                    ------------
            TOTAL MUNICIPAL BONDS (COST $13,677,778) ..............   13,677,778
                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
  269,802   Vende, 98-1 2A, 7.000%, due 11/15/2014 ................      270,299
                                                                    ------------
            TOTAL COLLATERALIZD MORTGAGE OBLIGATIONS
            (COST $270,299) .......................................      270,299
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (25.8%)
2,000,000   Fannie Mae, 0.000%, due 09/20/2001 ....................    1,980,092
2,000,000   Fannie Mae, 4.380%, due 11/08/2001 ....................    1,968,123
1,575,000   Federal Farm Credit Bank, 3.840%, due 11/05/2001 ......    1,553,496
1,400,000   Federal Farm Credit Bank, 4.140%, due 07/09/2001 ......    1,398,551
1,278,000   Federal Farm Credit Bank, 4.400%, due 08/16/2001 ......    1,270,659
  299,000   Federal Farm Discount Credit, 4.680%, due 08/15/2001 ..      297,212
  360,000   Federal Home Loan Bank, 4.100%, due 10/26/2001 ........      355,162
  438,000   Federal Home Loan Bank, 4.170%, due 07/25/2001 ........      436,732
2,000,000   Federal Home Loan Bank, 4.450%, due 09/21/2001 ........    1,979,481
4,400,000   Federal Home Loan Mortgage Corp., 3.450%,
            due 12/20/2001 ........................................    4,327,052
2,000,000   Federal Home Loan Mortgage Corp., 3.450%,
            due 12/21/2001 ........................................    1,966,650
2,000,000   Federal Home Loan Mortgage Corp., 4.140%, 07/26/2001 ..    1,994,020
1,450,000   Federal Home Loan Mortgage Corp., 4.400%, due 10/31/2001   1,428,202
2,000,000   Federal Home Loan Mortgage Corp., 4.550%, due 07/30/2001   1,992,417
2,000,000   Federal National Mortgage Association, 4.940%,
            due 08/09/2001 ........................................    1,989,822
                                                                    ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (COST $24,937,670) ....................................   24,937,671
                                                                    ------------
COMMERCIAL PAPER (59.3%)

BUSINESS SERVICES (2.0%)
2,000,000   Abbey National Benefit Consultants Limited, 4.480%,
            due 08/06/2001 ........................................    1,990,791
                                                                    ------------
CHEMICALS AND ALLIED PRODUCTS (6.7%)
  233,965   Dow Chemical, 7.600%, due 01/02/2002 ..................      235,107
  500,000   Du Pont E I De Nemours & Co., 3.760%, due 08/10/2001 ..      497,859
2,000,000   Gillette Co., 3.880%, due 08/08/2001 ..................    1,991,593


   The accompanying notes are an integral part of these financial statements.

Conseco Series Trust
MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$1,000,000   L'Oreal USA, 3.820%, due 07/20/2001 .................. $   997,878
   700,000   Monsanto Co., 4.520%, due 08/08/2001 .................     696,572
   300,000   Monsanto Co., 4.580%, due 08/09/2001 .................     298,473
   250,000   Monsanto Co., 4.600%, due 08/15/2001 .................     248,531
 1,500,000   Pfizer Inc., 3.720%, due 07/20/2001 ..................   1,496,900
                                                                   ------------
                                                                      6,462,913
                                                                   ------------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (9.8%)
 1,050,000   AT&T Capital Corp., 6.750%, due 02/04/2002 ...........   1,064,044
 1,000,000   AT&T Corp., 5.000%, due 09/17/2001 ...................     989,028
   900,000   AT&T Corp., 5.050%, due 08/17/2001 ...................     893,940
 2,000,000   Bell South Corp., 3.930%, due 07/06/2001 .............   1,998,690
 1,750,000   Cingular Wireless, 3.770%, due 08/22/2001 ............   1,740,287
 1,000,000   Verizon Network Funding, 3.730%, due 08/06/2001 ......     996,166
 1,750,000   Worldcom Inc., 6.125%, due 08/15/2001 ................   1,751,173
                                                                   ------------
                                                                      9,433,328
                                                                   ------------
DEPOSITORY INSTITUTIONS (7.2%)
 1,000,000   CIT Group Holdings, 3.650%, due 08/21/2001 ...........     994,728
   500,000   CIT Group Inc., 4.974%, due 07/09/2001 ...............     500,056
 2,000,000   Commerzbank, 4.420%, due 09/19/2001 ..................   1,980,110
 1,500,000   Montauk Funding Corp., 3.820%, due 07/16/2001 ........   1,497,453
 2,000,000   UBS Finance, 3.930%, due 08/07/2001 ..................   1,991,703
                                                                   ------------
                                                                      6,964,050
                                                                   ------------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICE (2.1%)
   475,000   National Rural Utilities, 3.800%, due 08/24/2001 .....     472,242
   750,000   Public Service Electric & Gas Co., 7.875%,
             due 11/01/2001 .......................................     755,243
   800,000   Sempra Energy, 3.840%, due 09/14/2001 ................     793,515
                                                                   ------------
                                                                      2,021,000
                                                                   ------------
ELECTRONIC, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (0.9%)
   875,000   Consolidated Edison Inc., 6.625%, due 02/01/2002 .....     884,603
                                                                   ------------
FOOD AND KINDRED PRODUCTS (2.0%)
 1,000,000   Anheuser Busch, 3.600%, due 09/21/2001 ...............     991,700
   950,000   Coca Cola Enterprises, 3.720%, due 09/13/2001 ........     942,638
                                                                   ------------
                                                                      1,934,338
                                                                   ------------
INSURANCE BROKERS (2.1%)
 2,100,000   Marsh & McClennan Co., 3.760%, due 10/04/2001 ........   2,078,944
                                                                   ------------
INSURANCE CARRIERS (2.1%)
 2,000,000   Aegon, 3.850%, due 07/30/2001 ........................   1,993,583
                                                                   ------------
MOTION PICTURES (0.5%)
   500,000   Walt Disney Company, 3.750%, due 08/09/2001 ..........     497,917
                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS (13.8%)
 1,576,000   Fleet Funding, 3.970%, due 07/16/2001 ................   1,573,219
 2,000,000   Ford Motor Credit Co., 3.950%, due 07/06/2001 ........   1,998,683


   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST

MONEY MARKET PORTFOLIO
Schedule of Investments

JUNE 30, 2001
(Unaudited)
================================================================================
  SHARES OR
  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
$ 195,000   Fountain Square Comm Funding, 4.050%, due 07/23/2001 .. $    194,495
  762,000   Fountain Square Comm Funding, 4.580%, due 07/11/2001 ..      760,934
  406,000   Fountain Square Comm Funding, 4.650%, due 08/28/2001 ..      402,906
  491,000   Fountain Square, 4.000%, due 09/28/2001 ...............      486,090
2,000,000   General Electric Capital, 3.780%, due 08/15/2001 ......    1,990,340
  625,000   General Motors Acceptance Co., 6.750%,
            due 02/07/2002 ........................................      633,724
1,200,000   General Motors Acceptance Corp., 3.630%,
            due 08/13/2001 ........................................    1,194,676
  500,000   General Motors Acceptance Corp., 3.700%,
            due 09/04/2001 ........................................      496,608
1,500,000   Household Financial Corp. , 3.740%, due 08/10/2001 ....    1,493,611
1,500,000   International Lease Financial Corp., 3.680%,
            due 09/12/2001 ........................................    1,488,653
  625,000   Lehman Brothers Holdings, 9.000%, due 09/28/2001 ......      632,751
                                                                    ------------
                                                                      13,346,690
                                                                    ------------
PRINTING, PUBLISHING AND ALLIED INDUSTRIES (2.3%)
1,563,000   Dow Jones, 3.780%, due 09/05/2001 .....................    1,552,004
  650,000   The Tribune Co., 4.200%, due 07/19/2001 ...............      648,559
                                                                    ------------
                                                                       2,200,563
                                                                    ------------
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (2.3%)
1,000,000   Nike, 3.790%, due 08/17/2001 ..........................      994,947
  900,000   Nike, 3.780%, due 08/20/2001 ..........................      895,180
                                                                    ------------
                                                                       1,890,127
                                                                    ------------
SECURITY AND COMMODITY BROKERS (2.1%)
2,000,000   Salomon Smith Barney, 3.710%, due 08/27/2001 ..........    1,988,046
                                                                    ------------
TRANSPORTATION EQUIPMENT (3.7%)
1,115,000   Daimler-Chrysler NA Holdings, 6.670%, due 02/15/2002 ..    1,126,962
  575,000   Rollins Truck Leasing, 6.875%, due 08/01/2001 .........      575,993
1,912,000   Textron Inc., 3.850%, due 07/20/2001 ..................    1,908,017
                                                                    ------------
                                                                       3,610,972
                                                                    ------------
            TOTAL COMMERCIAL PAPER (COST $57,297,866) .............   57,297,865
                                                                    ------------
SHORT-TERM INVESTMENTS (0.2%)
  156,000   AIM Liquid Asset Portfolio ............................      156,000
                                                                    ------------
            TOTAL SHORT-TERM INVESTMENTS (COST $156,000) ..........      156,000
                                                                    ------------

TOTAL INVESTMENTS (COST $96,339,613) (99.7%) ......................   96,339,613
                                                                    ------------
Other assets, less liabilities (0.3%) .............................      282,769
                                                                    ------------
TOTAL NET ASSETS (100.0%) ......................................... $ 96,622,382
                                                                    ------------

-------------------------------------------------------------------

(a)  Variable Coupon Rate.

(b)  SAVR--Select Auction Variable Rate.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS


JUNE 30, 2001
(Unaudited)
================================================================================

(1)  GENERAL

     Conseco Series Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate Portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income, Government, and Money Market. The Trust offers shares to life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers:

                                                                        % of
Portfolio                                 Cost       Market Value    Investments
---------                              ----------    ------------    -----------
Balanced Portfolio - bonds             $8,715,327      $9,787,978      12.63%
High Yield Portfolio - bonds            1,561,491       1,594,942      22.90%
Fixed Income Portfolio - bonds          7,709,870       7,546,744      16.55%
Government Portfolio - bonds              124,883         125,092       0.44%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933.

     The Board of Trustees (the "Trustees") determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

     In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges are valued at closing market prices on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued by third party pricing services. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

FEDERAL INCOME TAXES

     Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net capital gains to shareholders, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

 DIVIDENDS TO SHAREHOLDERS

     Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Conseco 20 Focus and Equity Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, thereafter on an annual basis as a component of net realized gains (losses).

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable. Permanent items identified in the period ended December 31, 2000, have been reclassified among the components of net assets as follows:

Portfolio            Net Income Gain (loss)  Net Realized Gain (loss)
--------             ---------------------   -----------------------
Equity Portfolio           $67,688                     $--

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

PREMIUM AND AMORTIZATION OF BONDS

     In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide required the Trust to amortize premiums and discounts on all fixed income securities. Upon initial adoption, the Trust was required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle did not affect the Trust's

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001
(Unaudited)
================================================================================

net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gains (losses) in the Statement of Operations. The Trust adopted this procedure as of January 1, 2000.

(3)  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

     Conseco Capital Management, Inc. (the "Adviser") provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares Portfolio reports for the Trust, monitors
Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

     The Adviser is a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company listed on the New York Stock Exchange. Under the investment advisory agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Conseco 20 Focus and High Yield Portfolios,
0.65 percent for the Equity and Balanced Portfolios, 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for such services were $1,566,920 for the six months ended June 30, 2001. The Adviser has a sub-advisory agreement with Oak Associates, ltd. ("Oak"), under which Oak acts as the sub-adviser to the Conseco 20 Focus Portfolio. The Adviser also has a sub-advisory agreement with Chicago Equity Partners, LLC ("CEP"), under which CEP acts as the sub-adviser to the Equity Portfolio and the equity portion of the Balanced Portfolio.

     The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2002 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
---------
Conseco 20 Focus                1.15%
Equity                          1.10%
Balanced                        1.10%
High Yield                      1.15%
Fixed Income                    0.95%
Government Securities           0.95%
Money Market                    0.45%

ADMINISTRATIVE AGREEMENT

     Conseco Services, LLC, (the "Administrator") a wholly owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, provides Portfolio accounting services, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee, for providing these services, equal to 0.15 percent for the first $200 mil lion of average daily net assets of the fund complex; 0.10 percent of the next $300 million of average daily net assets of the fund complex; and 0.08 percent of the average daily net assets in excess of $500 million of the fund complex. Prior to May 1, 2001, the Administrator received an annual fee equal to 0.10 percent of the first $100 million of average daily net assets of each Portfolio; 0.08 percent of the next $100 million of average daily net assets of each Portfolio; and 0.06 percent of average daily net assets in excess of $200 million of each Portfolio. The total fees under this Agreement for for the six months ended June 30, 2001 were $253,168.

DISTRIBUTION AGREEMENT

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, initially approved by the Trustees and later approved by a vote of shareholders. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well, as any advertising or sales literature.

     The Trust has adopted distribution and service plans (the "Plans"), dated May 1, 2001, for the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plans, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale shares of the Portfolio and for account maintenance provided to shareholders. The Plans authorize payments to the Distributor up to 0.25 percent, annually of each Portfolio's average daily net assets. The Plans provide for periodic payments by the Distributor to financial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred for such services for the six months ended June 30, 2001 were $175,930.

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001
(unaudited)
================================================================================

(4)  INVESTMENT TRANSACTIONS

     The  cost  of  investments   and  the   composition  of  gross   unrealized
appreciation and depreciation of investments at June 30, 2001, are shown below:

                                                    CONSECO                                    HIGH          FIXED      GOVERNMENT
                                                   20 FOCUS       EQUITY       BALANCED        YIELD        INCOME      SECURITIES
                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation...............      $  403,076  $  27,077,055  $  2,711,805   $  132,183   $   657,225   $   225,835
Gross unrealized depreciation...............        (197,584)  (13,839,137)   (5,053,331)     (290,914)     (459,718)     (167,377)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..      $  205,492  $  13,237,918  $ (2,341,526)  $ (158,731)  $   197,507   $    58,458
===================================================================================================================================
Cost of investments.........................      $3,035,452  $240,937,547   $79,836,078    $7,122,586   $45,412,934   $28,497,503
-----------------------------------------------------------------------------------------------------------------------------------

     The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months ended June 30, 2001 are shown below:

                                                  CONSECO                                      HIGH          FIXED      GOVERNMENT
                                                 20 FOCUS         EQUITY       BALANCED        YIELD        INCOME      SECURITIES
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Purchases
   U.S. Government .........................   $        --    $         --   $25,661,812    $       --   $53,960,730   $27,511,883
   Other      ..............................    10,185,148     187,460,765    60,973,892     9,665,547    67,609,936     5,896,340
Sales:
   U.S. Government .........................   $        --    $         --   $22,178,661    $       --   $51,615,002   $18,407,018
   Other      ..............................     2,392,917     208,756,737    56,911,878     6,239,296    63,121,733     3,259,051
------------------------------------------------------------------------------------------------------------------------------------


(5)  FEDERAL INCOME TAX INFORMATION

     As of December 31, 2000, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:


                                                         AMOUNT         EXPIRES
--------------------------------------------------------------------------------

Fixed Income Portfolio..............................   $ 38,146          2002
Fixed Income Portfolio..............................      5,075          2004
Fixed Income Portfolio..............................    585,028          2007
Fixed Income Portfolio..............................    245,427          2008
Government Securities Portfolio.....................    232,368          2002
Government Securities Portfolio.....................    248,559          2007
Government Securities Portfolio.....................    140,223          2008
Money Market Portfolio..............................      5,347          2007
Money Market Portfolio..............................      5,479          2008

     Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2001.

Conseco 20 Focus Portfolio...........................................   $785,313
Government Securities Portfolio......................................     14,800
Fixed Income Portfolio...............................................     13,689

     During the year ended December 31, 2000, the following Portfolios declared long-term capital gains distributions as follows:

Equity Porftolio .................................................... $6,683,309
Balanced Portfolio ..................................................    134,462

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001
(unaudited)
================================================================================

(6)  SPECIAL MEETING OF SHAREHOLDERS--MARCH 29, 2001

     Submission of Matters to a Vote of Security Holders:

     A special meeting of the Conseco Series Trust shareholders was held on March 29, 2001. The following proposals were voted upon and carried:

     PROPOSAL 1: For each Portfolio, to approve or disapprove a new Investment Management Contract with Conseco Capital Management, Inc. ("CCM")

     (For all shareholders of each Portfolio, voting separately)


                                         AFFIRMATIVE    NEGATIVE
PORTFOLIO                                   VOTES         VOTES      ABSTENTIONS
================================================================================

Conseco 20 Focus Portfolio ...........      303,555       138,128        55,288
Equity Portfolio .....................   13,986,248       439,170     1,144,395
Balanced Portfolio ...................    5,090,887       115,168       529,381
High Yield Portfolio .................      400,212           393        30,751
Fixed Income Portfolio ...............    3,561,984        47,318       259,725
Government Securities Portfolio ......    1,432,346        17,632        60,919
Money Market Portfolio ...............   71,108,571     2,023,131     5,132,571

     PROPOSAL 2: For the Equity Portfolio and the Balanced Portfolio, to approve or disapprove Subadvisory Contracts between CCM and Chicago Equity Partners,
LLC:

     (For all shareholders of each respective Portfolio, voting separately)

                                         AFFIRMATIVE    NEGATIVE
FUND                                        VOTES         VOTES      ABSTENTIONS
================================================================================

Equity Portfolio ...................      13,777,328      599,830      1,192,655
Balanced Portfolio .................       5,071,444      150,268        513,723

     PROPOSAL 3: For the Conseco 20 Focus Portfolio, to approve or disapprove the Subadvisory Contract between CCM and Oak Associates, ltd.:

     (For all shareholders of the Portfolio, voting separately)


                                         AFFIRMATIVE    NEGATIVE
FUND                                        VOTES         VOTES      ABSTENTIONS
================================================================================

Conseco 20 Focus Portfolio .........        306,114      138,128       52,729

     PROPOSAL 4: For each Portfolio, to approve or disapprove a policy to permit CCM and the Portfolios' Board of Trustees to appoint and replace subadvisers, enter into subadvisory contracts, and approve amendments to subadvisory contracts on behalf of the Portfolios without further shareholder approval:

     (For all shareholders of each Portfolio, voting separately)


                                         AFFIRMATIVE    NEGATIVE
FUND                                        VOTES         VOTES      ABSTENTIONS
================================================================================

Conseco 20 Focus Portfolio............      305,081       138,148        53,742
Equity Portfolio......................   13,328,792     1,000,573     1,240,448
Balanced Portfolio....................    4,936,948       288,550       509,938
High Yield Portfolio..................      382,988        17,617        30,751
Fixed Income Portfolio................    3,175,512       386,898       306,617
Government Securities Portfolio.......    1,413,399        31,955        65,543
Money Market Portfolio................   67,723,641     3,528,153     7,012,479

CONSECO SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2001
(unaudited)
================================================================================

     PROPOSAL 5: For the Trust, to elect the Trustees of the Trust:


                                                  AFFIRMATIVE    NEGATIVE
TRUSTEE                                              VOTES         VOTES
================================================================================
Maxwell E. Bublitz*...........................    99,621,377     6,256,396
William P. Daves, Jr..........................    99,510,899     6,366,874
Gregory J. Hahn*..............................    99,566,861     6,310,912
Harold W. Hartley.............................    99,575,598     6,302,175
Dr. R. Jan LeCroy.............................    99,629,070     6,248,703
Dr. Jess H. Parrish...........................    99,602,983     6,274,790
David N. Walthall.............................    99,004,374     6,873,399
--------------------------------------------------------------------------------

* The Trustees so indicated are considered "interested persons" of the Trust as defined in the 1940 Act, due to their employment with CCM.

     PROPOSAL   6:   For   the   Trust,    to   ratify   the    appointment   of
PricewaterhouseCoopers LLP as the Trust's independent accountants:

     AFFIRMATIVE VOTES             NEGATIVE VOTES              ABSTENTIONS
================================================================================
        98,124,634                    2,072,528                 5,680,611

     PROPOSAL 7: For each Portfolio, to approve or disapprove a Plan of Distribution and Service for the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     (For all shareholders of each Portfolio, voting separately)


                                         AFFIRMATIVE    NEGATIVE
FUND                                        VOTES         VOTES      ABSTENTIONS
================================================================================
Conseco 20 Focus Portfolio..............     307,705      133,516        55,750
Equity Portfolio........................  13,387,664      974,860     1,207,289
Balanced Portfolio......................   4,958,169      150,727       626,539
High Yield Portfolio....................     392,133        8,472        30,751
Fixed Income Portfolio..................   3,159,223      123,614       586,190
Government Securities Portfolio.........   1,448,724        6,391        55,782
Money Market Portfolio..................  65,841,385    3,813,035     8,609,853

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH THE PERIOD ENDED DECEMBER 31

================================================================================

                                                      CONSECO 20 FOCUS PORTFOLIO
                                                      =========================
                                                          2001        2000 (e)
===============================================================================

Net asset value per share, beginning of period ...........   $ 8.48     $10.00
Income from investment operations:
  Net Investment Income ..................................       --       0.02
  Net realized gains and change in unrealized
     appreciation or depreciation on investments .........    (2.48)     (1.52)
--------------------------------------------------------------------------------
       Total income (loss) from investment operations ....    (2.48)     (1.50)
--------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .................       --      (0.02)
    Distributions of net capital gains ...................       --         --
    Return of capital ....................................       --         --
--------------------------------------------------------------------------------
       Total distributions ...............................       --      (0.02)
--------------------------------------------------------------------------------
Net asset value per share, end of period .................   $ 6.00     $ 8.48
================================================================================
Total return (a) (b) .....................................   (29.26%)   (15.04%)

Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period ........................................   $3,264     $3,681
  Ratio of expenses to average net assets (b) (c):
    Before expense reimbursement .........................     0.93%      0.90%
    After expense reimbursement ..........................     0.93%      0.90%
  Ratio of net investment income (loss)
    to average net assets (d) ............................    (0.03%)     0.33%
  Portfolio turnover rate (d) ............................    53.85%    351.37%

--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

(e) For the period from May 4, 2000 (commencement of operations) through December 31, 2000.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

====================================================================================================================================
                                                                              CONSECO EQUITY PORTFOLIO
                                                    ================================================================================
                                                        2001       2000          1999          1998          1997          1996
====================================================================================================================================
Net asset value per share, beginning of period....    $  19.43    $ 23.18      $  21.59      $  20.16      $  21.85      $  18.84
Income from investment operations:
   Net Investment Income...........................       0.05         --            --          0.11          0.06          0.01
   Net realized gains and change in unrealized
     appreciation or depreciation on investments...      (1.32)      0.63         10.63          3.09          4.06          8.17
------------------------------------------------------------------------------------------------------------------------------------
       Total income (loss) from investment operations    (1.27)      0.63         10.63          3.20          4.12          8.18
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income..........         --         --            --         (0.27)        (4.23)        (4.21)
     Distributions of net capital gains............         --      (4.38)        (9.04)        (0.48)        (1.58)        (0.96)
     Return of capital.............................         --         --            --         (1.02)           --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions.........................         --      (4.38)        (9.04)        (1.77)        (5.81)        (5.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period...........   $  18.16   $  19.43      $  23.18      $  21.59      $  20.16      $  21.85
====================================================================================================================================

Total return (a) (b)...............................      (6.40%)     2.71%        50.28%        15.62%        18.68%        44.99%

Ratios/supplemental data:
   Net assets (dollars in thousands),
     end of period ................................   $260,884   $309,201      $300,437      $235,001      $216,986      $171,332
   Ratio of expenses to average net assets (b) (c):
     Before expense reimbursement..................       0.92%      0.81%         0.82%         0.80%         0.80%         0.81%
     After expense reimbursement...................       0.92%      0.78%         0.77%         0.80%         0.80%         0.80%
   Ratio of net investment income (loss) to average
     net assets (d)................................       0.49%     (0.02%)       (0.01%)        0.55%         0.28%         0.06%
   Portfolio turnover rate (d).....................      69.31%    431.14%       364.53%       317.91%       234.20%       177.03%

--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

====================================================================================================================================

                                                                             CONSECO BALANCED PORTFOLIO
                                                        ============================================================================
                                                           2001          2000         1999         1998         1997        1996
====================================================================================================================================
Net asset value per share, beginning of period .........  $ 13.45      $ 14.65      $ 13.67      $ 13.32      $ 13.47      $ 12.39
Income from investment operations:
  Net Investment Income ................................     0.21         0.43         0.42         0.43         0.44         0.42
  Net realized gains and change in unrealized
    appreciation or depreciation on investments ........    (0.61)        0.67         3.72         0.96         2.12         2.77
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations ...    (0.40)        1.10         4.14         1.39         2.56         3.19
------------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income ...............    (0.21)       (0.43)       (0.42)       (0.43)       (2.20)       (2.07)
    Distributions of net capital gains .................       --        (1.87)       (2.74)          --        (0.51)       (0.04)
    Return of capital ..................................       --           --           --        (0.61)          --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions ..............................    (0.21)       (2.30)       (3.16)       (1.04)       (2.71)       (2.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ...............  $ 12.84      $ 13.45      $ 14.65      $ 13.67      $ 13.32      $ 13.47
====================================================================================================================================

Total return (a) (b) ...................................    (2.96%)       7.29%       30.83%       10.37%       17.85%       28.30%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period .....  $78,534      $75,355      $51,941      $45,904      $27,922      $16,732
   Ratio of expenses to average net assets (b) (c):
     Before expense reimbursement ......................     0.91%        0.83%        0.83%        0.84%        0.84%        0.95%
     After expense reimbursement .......................     0.91%        0.78%        0.73%        0.75%        0.75%        0.75%
   Ratio of net investment income (loss) to average
     net assets (d) ....................................     3.30%        2.77%        2.89%        3.25%        3.14%        3.15%
   Portfolio turnover rate (d) .........................   102.32%      334.36%      343.43%      336.30%      369.39%      208.13%

--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH THE PERIOD ENDED DECEMBER 31

================================================================================

                                                   CONSECO HIGH YIELD PORTFOLIO
                                                  ==============================
                                                            2001       2000 (e)
================================================================================
Net asset value per share, beginning of period .......    $ 10.07      $ 10.00
Income from investment operations:
  Net Investment Income ..............................       0.55         0.24
  Net realized gains and change in unrealized
    appreciation or depreciation on investments ......      (0.21)        0.07
--------------------------------------------------------------------------------
      Total income (loss) from investment operations .       0.34         0.31
--------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .............      (0.54)       (0.24)
    Distributions of net capital gains ...............         --           --
    Return of capital ................................         --           --
--------------------------------------------------------------------------------
      Total distributions ............................      (0.54)       (0.24)
--------------------------------------------------------------------------------
Net asset value per share, end of period .............    $  9.87      $ 10.07
================================================================================

Total return (a) (b) .................................       3.18%        3.20%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...    $ 5,765      $ 4,040
  Ratio of expenses to average net assets (b) (c):
    Before expense reimbursement .....................       0.93%        0.90%
    After expense reimbursement ......................       0.93%        0.90%
  Ratio of net investment income (loss) to average
    net assets (d) ...................................      11.05%        3.31%
  Portfolio turnover rate (d) ........................     126.26%        1.02%


--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

(e) For the period from June 13, 2000 (commencement of operations) through December 31, 2000.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

====================================================================================================================================
                                                                                CONSECO FIXED INCOME PORTFOLIO
                                                       =============================================================================
                                                            2001         2000         1999         1998         1997         1996
====================================================================================================================================
Net asset value per share, beginning of period .......    $  9.63      $  9.39      $ 10.05      $ 10.14      $  9.97      $ 10.15
Income from investment operations:
  Net Investment Income ..............................       0.31         0.65         0.62         0.64         0.65         0.66
  Net realized gains and change in unrealized
    appreciation or depreciation on investments ......       0.21         0.24        (0.66)       (0.03)        0.31        (0.18)
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .       0.52         0.89        (0.04)        0.61         0.96         0.48
------------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .............      (0.30)       (0.65)       (0.62)       (0.64)       (0.79)       (0.66)
    Distributions of net capital gains ...............         --           --           --           --           --           --
    Return of capital ................................         --           --        (0.06)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions ............................      (0.30)       (0.65)       (0.62)       (0.70)       (0.79)       (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .............    $  9.85      $  9.63      $  9.39      $ 10.05      $ 10.14      $  9.97
====================================================================================================================================

Total return (a) (b) .................................      5.51%        9.87%       (0.44%)       6.17%        9.97%        4.97%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...    $46,294      $37,433      $28,899      $23,985      $21,277      $17,463
  Ratio of expenses to average net assets (b) (c):
    Before expense reimbursement .....................      0.75%        0.67%        0.67%        0.80%        0.77%        0.77%
    After expense reimbursement ......................      0.75%        0.67%        0.67%        0.70%        0.70%        0.70%
  Ratio of net investment income (loss) to average
    net assets (d) ...................................      6.45%        6.87%        6.46%        6.24%        6.50%        6.65%
  Portfolio turnover rate (d) ........................    273.69%      280.73%      337.26%      321.09%      276.46%      276.35%


--------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

====================================================================================================================================
                                                                       CONSECO GOVERNMENT SECURITIES PORTFOLIO
                                                        ============================================================================
                                                             2001         2000         1999         1998         1997         1996
====================================================================================================================================
Net asset value per share, beginning of period .......    $ 11.54      $ 10.96      $ 12.15      $ 12.04      $ 11.94      $ 12.38
Income from investment operations:
  Net Investment Income ..............................       0.28         0.66         0.64         0.69         0.73         0.72
  Net realized gains and change in unrealized
    appreciation or depreciation on investments ......      (0.01)        0.58        (1.19)        0.14         0.23        (0.41)
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .       0.27         1.24        (0.55)        0.83         0.96         0.31
------------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .............      (0.28)       (0.66)       (0.64)       (0.72)       (0.86)       (0.71)
    Distributions of net capital gains ...............         --           --           --           --           --        (0.04)
    Return of capital ................................         --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions ............................      (0.28)       (0.66)       (0.64)       (0.72)       (0.86)       (0.75)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .............    $ 11.53      $ 11.54      $ 10.96      $ 12.15      $ 12.04      $ 11.94
====================================================================================================================================

Total return (a) (b) .................................       2.38%       11.71%       (2.48%)       7.07%        8.26%        2.75%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...    $28,388      $18,833      $13,104      $ 7,907      $ 4,270      $ 4,024
  Ratio of expenses to average net assets (b) (c):
    Before expense reimbursement .....................       0.76%        0.66%        0.66%        0.96%        0.92%        0.91%
    After expense reimbursement ......................       0.76%        0.66%        0.66%        0.70%        0.70%        0.70%
  Ratio of net investment income (loss) to average
    net assets (d) ...................................       5.13%        5.89%        5.61%        5.63%        6.05%        6.02%
  Portfolio turnover rate (d) ........................     102.43%       69.31%      168.69%       67.49%      195.08%      157.62%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

CONSECO SERIES TRUST
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING DURING THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED) AND THROUGH EACH YEAR ENDED DECEMBER 31

====================================================================================================================================
                                                                           CONSECO MONEY MARKET PORTFOLIO
                                                           =========================================================================
                                                            2001        2000          1999         1998        1997         1996
====================================================================================================================================
Net asset value per share, beginning of period .......    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income from investment operations:
  Net Investment Income ..............................       0.03         0.06         0.05         0.05         0.05         0.05
  Net realized gains and change in unrealized
    appreciation or depreciation on investments ......         --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total income (loss) from investment operations .       0.03         0.06         0.05         0.05         0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------
  Distributions:
    Dividends from net investment income .............      (0.03)       (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
    Distributions of net capital gains ...............         --           --           --           --           --           --
    Return of capital ................................         --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions ............................      (0.03)       (0.06)       (0.05)       (0.05)       (0.05)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period .............    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
====================================================================================================================================

Total return (a) (b) .................................       2.50%        6.08%        4.87%        5.21%        5.25%        5.13%

Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ...    $96,622      $96,616      $85,692      $21,218      $ 8,603      $ 6,985
  Ratio of expenses to average net assets (b) (c):
    Before expense reimbursement .....................       0.66%        0.66%        0.65%        0.54%        0.53%        0.59%
    After expense reimbursement ......................       0.41%        0.41%        0.40%        0.45%        0.45%        0.45%
  Ratio of net investment income (loss) to average
    net assets (d) ...................................       5.14%        5.98%        4.93%        5.08%        5.14%        5.03%
  Portfolio turnover rate (d) ........................        N/A          N/A          N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at anytime after April 30, 2002.

(c)  Annualized for periods of less than one full year.

(d)  Not annualized for periods of less than one full year.

CONSECO SERIES TRUST
SEMI-ANNUAL REPORT

JUNE 30, 2001
================================================================================
CONSECO SERIES TRUST                         INVESTMENT ADVISER
BOARD OF TRUSTEES                               Conseco Capital Management, Inc.
                                                Carmel, Indiana
WILLIAM P. DAVES, JR.
   Chairman of the Board                     CUSTODIAN
   Consultant to the insurance                  The Bank of New York
      and healthcare industries                 New York, New York
   Chairman and CEO, FFG Insurance Co.
                                             INDEPENDENT PUBLIC ACCOUNTANTS
MAXWELL E. BUBLITZ, CFA                         PricewaterhouseCoopers LLP
   President                                    Indianapolis, Indiana
   President, CEO and Director
   Conseco Capital Management, Inc.          LEGAL COUNSEL
   Senior VP, Conseco, Inc.                     Kirkpatrick & Lockhart LLP
                                                Washington, D.C.
GREGORY J. HAHN, CFA
   Chief Investment Officer                  INVESTMENT SUB-ADVISERS
   Conseco Capital Management, Inc.             Oak Associates, ltd.
                                                Akron, OH

HAROLD W. HARTLEY, CFA                         Chicago Equity Partners, LLP
   Director, Ennis Business Forms, Inc.         Chicago, IL
   Former Executive VP, Tenneco
      Financial Services, Inc.               DISTRIBUTOR
                                                Conseco Equity Sales, Inc.
DR. R. JAN LECROY                               Carmel, IN
   Director, Southwest Securities Group, Inc.
   Former President, Dallas Citizens Council

DR. JESS H. PARRISH
   Higher education consultant
   Former President, Midland College

DAVID N. WALTHALL
   Principal, Walthall Asset Management

================================================================================

                 CONSECO SERIES TRUST IS A REGISTERED INVESTMENT COMPANY MANAGED
               BY CONSECO CAPITAL MANAGEMENT, INC., A WHOLLY-OWNED SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN
                  CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS
               ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
                 AND LENDING PRODUCTS, HELPING 13 MILLION CUSTOMERS STEP UP TO A
                                                     BETTER, MORE SECURE FUTURE.

                                                            CONSECO SERIES TRUST
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CI-319 (8/99) 06104
                                                   (C) 1999 Conseco Series Trust



                                                                 www.conseco.com



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